UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01400

Fidelity Contrafund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Series Opportunistic Insights Fund Fidelity® Series Opportunistic Insights Fund : FVWSX

This semi-annual shareholder report contains information about Fidelity® Series Opportunistic Insights Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Opportunistic Insights Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$10,875,480,742
Number of Holdings	354
Portfolio Turnover	19%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.9
Communication Services	19.8
Financials	13.8
Health Care	12.4
Consumer Discretionary	10.5
Industrials	8.8
Energy	1.8
Consumer Staples	1.7
Materials	1.5
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	12.1
NVIDIA Corp	10.0
Microsoft Corp	5.8
Berkshire Hathaway Inc Class A	5.7
Amazon.com Inc	5.3
Eli Lilly & Co	3.3
Apple Inc	2.8
Regeneron Pharmaceuticals Inc	2.6
Vertex Pharmaceuticals Inc	2.6
Netflix Inc	2.4
52.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916152.100    2459-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class A : FNIAX

This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.91%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$21,213,878,625
Number of Holdings	435
Portfolio Turnover	14%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.5
Communication Services	20.0
Financials	12.8
Health Care	10.8
Consumer Discretionary	10.8
Industrials	9.3
Energy	2.5
Materials	2.2
Consumer Staples	1.4
Utilities	1.1
Real Estate	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	10.8
NVIDIA Corp	9.3
Microsoft Corp	7.8
Alphabet Inc Class A	6.3
Amazon.com Inc	5.4
Berkshire Hathaway Inc Class A	4.7
Eli Lilly & Co	3.3
Apple Inc	2.6
Netflix Inc	2.0
Regeneron Pharmaceuticals	1.9
54.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916051.100    1277-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class Z : FZANX

This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 30	0.54%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$21,213,878,625
Number of Holdings	435
Portfolio Turnover	14%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.5
Communication Services	20.0
Financials	12.8
Health Care	10.8
Consumer Discretionary	10.8
Industrials	9.3
Energy	2.5
Materials	2.2
Consumer Staples	1.4
Utilities	1.1
Real Estate	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	10.8
NVIDIA Corp	9.3
Microsoft Corp	7.8
Alphabet Inc Class A	6.3
Amazon.com Inc	5.4
Berkshire Hathaway Inc Class A	4.7
Eli Lilly & Co	3.3
Apple Inc	2.6
Netflix Inc	2.0
Regeneron Pharmaceuticals	1.9
54.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916055.100    2539-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Contrafund® K6 Fidelity® Contrafund® K6 : FLCNX

This semi-annual shareholder report contains information about Fidelity® Contrafund® K6 for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Contrafund® K6	$ 25	0.45%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$35,374,886,492
Number of Holdings	371
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.9
Communication Services	20.3
Financials	14.5
Health Care	11.6
Consumer Discretionary	10.2
Industrials	6.4
Energy	2.4
Consumer Staples	2.1
Materials	1.9
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	12.9
NVIDIA Corp	9.0
Berkshire Hathaway Inc Class A	6.9
Microsoft Corp	6.7
Amazon.com Inc	5.5
Eli Lilly & Co	3.6
Apple Inc	3.5
Alphabet Inc Class A	2.7
Alphabet Inc Class C	2.2
Regeneron Pharmaceuticals Inc	2.1
55.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916167.100    2946-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Contrafund® Fidelity® Contrafund® Class K : FCNKX

This semi-annual shareholder report contains information about Fidelity® Contrafund® for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 32	0.57%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$143,273,299,484
Number of Holdings	375
Portfolio Turnover	18%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.0
Communication Services	21.9
Financials	15.5
Health Care	11.0
Consumer Discretionary	11.0
Industrials	6.5
Energy	2.0
Consumer Staples	1.9
Materials	1.7
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	14.6
NVIDIA Corp	8.7
Berkshire Hathaway Inc Class A	8.0
Microsoft Corp	6.8
Amazon.com Inc	6.5
Eli Lilly & Co	3.3
Apple Inc	3.2
Alphabet Inc Class A	2.6
Alphabet Inc Class C	2.2
Regeneron Pharmaceuticals Inc	2.0
57.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915929.100    2080-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Contrafund® Fidelity® Contrafund® : FCNTX

This semi-annual shareholder report contains information about Fidelity® Contrafund® for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Contrafund®	$ 36	0.64%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$143,273,299,484
Number of Holdings	375
Portfolio Turnover	18%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	27.0
Communication Services	21.9
Financials	15.5
Health Care	11.0
Consumer Discretionary	11.0
Industrials	6.5
Energy	2.0
Consumer Staples	1.9
Materials	1.7
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	14.6
NVIDIA Corp	8.7
Berkshire Hathaway Inc Class A	8.0
Microsoft Corp	6.8
Amazon.com Inc	6.5
Eli Lilly & Co	3.3
Apple Inc	3.2
Alphabet Inc Class A	2.6
Alphabet Inc Class C	2.2
Regeneron Pharmaceuticals Inc	2.0
57.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915930.100    22-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class I : FINSX

This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.65%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$21,213,878,625
Number of Holdings	435
Portfolio Turnover	14%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.5
Communication Services	20.0
Financials	12.8
Health Care	10.8
Consumer Discretionary	10.8
Industrials	9.3
Energy	2.5
Materials	2.2
Consumer Staples	1.4
Utilities	1.1
Real Estate	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	10.8
NVIDIA Corp	9.3
Microsoft Corp	7.8
Alphabet Inc Class A	6.3
Amazon.com Inc	5.4
Berkshire Hathaway Inc Class A	4.7
Eli Lilly & Co	3.3
Apple Inc	2.6
Netflix Inc	2.0
Regeneron Pharmaceuticals	1.9
54.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916054.100    1281-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class C : FNICX

This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.66%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$21,213,878,625
Number of Holdings	435
Portfolio Turnover	14%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.5
Communication Services	20.0
Financials	12.8
Health Care	10.8
Consumer Discretionary	10.8
Industrials	9.3
Energy	2.5
Materials	2.2
Consumer Staples	1.4
Utilities	1.1
Real Estate	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	10.8
NVIDIA Corp	9.3
Microsoft Corp	7.8
Alphabet Inc Class A	6.3
Amazon.com Inc	5.4
Berkshire Hathaway Inc Class A	4.7
Eli Lilly & Co	3.3
Apple Inc	2.6
Netflix Inc	2.0
Regeneron Pharmaceuticals	1.9
54.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916052.100    1279-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity Advisor® New Insights Fund Fidelity Advisor® New Insights Fund Class M : FNITX

This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	1.16%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$21,213,878,625
Number of Holdings	435
Portfolio Turnover	14%
What did the Fund invest in?
(as of June 30, 2024)

MARKET SECTORS (% of Fund's net assets)
Information Technology	28.5
Communication Services	20.0
Financials	12.8
Health Care	10.8
Consumer Discretionary	10.8
Industrials	9.3
Energy	2.5
Materials	2.2
Consumer Staples	1.4
Utilities	1.1
Real Estate	0.0

ASSET ALLOCATION (% of Fund's net assets)

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
Meta Platforms Inc Class A	10.8
NVIDIA Corp	9.3
Microsoft Corp	7.8
Alphabet Inc Class A	6.3
Amazon.com Inc	5.4
Berkshire Hathaway Inc Class A	4.7
Eli Lilly & Co	3.3
Apple Inc	2.6
Netflix Inc	2.0
Regeneron Pharmaceuticals	1.9
54.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916053.100    1280-TSRS-0824

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® New Insights Fund

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® New Insights Fund
Consolidated Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 19.9%
Entertainment - 2.5%
Liberty Media Corp. Liberty Formula One Class C	356,276	25,595
Liberty Media Corp. Liberty Live Class C	17,816	682
Lionsgate Studios Corp. (a)	192,194	1,549
Netflix, Inc. (b)	636,790	429,757
Sea Ltd. ADR Class A (b)	217,580	15,540
Spotify Technology SA (b)	13,000	4,079
The Walt Disney Co.	157,300	15,618
Universal Music Group NV	950,129	28,265
		521,085
Interactive Media & Services - 17.1%
Alphabet, Inc. Class A	7,282,020	1,326,420
Bumble, Inc. (b)	197,784	2,079
Epic Games, Inc. (a)(b)(c)	23,900	14,340
Match Group, Inc. (b)	77,400	2,351
Meta Platforms, Inc. Class A	4,503,416	2,270,707
Pinterest, Inc. Class A (b)	87,300	3,847
Reddit, Inc.:
Class A (d)	95,700	6,114
Class B (l)	157,749	10,079
		3,635,937
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	328,200	57,822
TOTAL COMMUNICATION SERVICES		4,214,844
CONSUMER DISCRETIONARY - 10.8%
Automobiles - 0.2%
BYD Co. Ltd. (H Shares)	95,000	2,821
General Motors Co.	216,940	10,079
Hyundai Motor Co. Ltd.	99,857	21,346
Li Auto, Inc. ADR (b)(d)	89,800	1,606
Rad Power Bikes, Inc. (a)(b)(c)	474,452	119
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	488,383	757
Toyota Motor Corp.	157,102	3,223
		39,951
Broadline Retail - 5.6%
Amazon.com, Inc. (b)	5,907,300	1,141,586
Coupang, Inc. Class A (b)	976,865	20,465
Dollarama, Inc.	79,672	7,274
JD.com, Inc. sponsored ADR	89,100	2,302
MercadoLibre, Inc. (b)	9,500	15,612
Pan Pacific International Holdings Ltd.	52,300	1,223
PDD Holdings, Inc. ADR (b)	46,000	6,116
		1,194,578
Diversified Consumer Services - 0.1%
Duolingo, Inc. (b)	48,465	10,113
Hotels, Restaurants & Leisure - 1.4%
Airbnb, Inc. Class A (b)	381,696	57,877
Booking Holdings, Inc.	7,500	29,711
Cava Group, Inc. (d)	143,400	13,300
Chipotle Mexican Grill, Inc. (b)	641,350	40,181
Deliveroo PLC Class A (b)(e)	1,945,220	3,219
Domino's Pizza, Inc.	9,800	5,060
Doordash, Inc. (b)	15,000	1,632
Dutch Bros, Inc. (b)	62,700	2,596
Hilton Worldwide Holdings, Inc.	572,268	124,869
Marriott International, Inc. Class A	16,100	3,892
Misa Investments Ltd.	115,500	3,920
Restaurant Brands International, Inc.	104,300	7,350
Zomato Ltd. (b)	2,766,561	6,656
		300,263
Household Durables - 0.5%
Blu Investments LLC (a)(b)(c)	98,215,581	30
D.R. Horton, Inc.	198,275	27,943
Garmin Ltd.	20,341	3,314
Lennar Corp. Class A	373,568	55,987
PulteGroup, Inc.	32,300	3,556
TopBuild Corp. (b)	21,200	8,168
		98,998
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A (b)	41,300	7,345
Auto1 Group SE (b)(e)	51,600	336
Dick's Sporting Goods, Inc.	81,345	17,477
Fanatics, Inc. Class A (a)(b)(c)	372,921	25,340
Fast Retailing Co. Ltd.	20,900	5,286
Floor & Decor Holdings, Inc. Class A (b)(d)	127,700	12,695
FSN E-Commerce Ventures Ltd. (b)	10,674	23
Gap, Inc.	388,230	9,275
Group 1 Automotive, Inc.	900	268
Industria de Diseno Textil SA	26,100	1,295
Lowe's Companies, Inc.	387,500	85,428
O'Reilly Automotive, Inc. (b)	51,171	54,040
Ross Stores, Inc.	40,300	5,856
The Home Depot, Inc.	147,300	50,707
TJX Companies, Inc.	991,603	109,175
Wayfair LLC Class A (b)	84,161	4,438
Williams-Sonoma, Inc.	154,985	43,763
		432,747
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	40,000	9,553
Asics Corp.	110,400	1,702
Birkenstock Holding PLC	20,100	1,094
Bolt Threads, Inc. (a)(c)	195,249	467
Brunello Cucinelli SpA	692,800	69,373
Canva, Inc. Class A (a)(c)	11,950	12,747
China Hongxing Sports Ltd. (b)(c)	5,977,800	0
Crocs, Inc. (b)	28,200	4,116
Deckers Outdoor Corp. (b)	20,982	20,310
lululemon athletica, Inc. (b)	34,444	10,288
LVMH Moet Hennessy Louis Vuitton SE	15,400	11,824
On Holding AG (b)	597,100	23,167
Prada SpA	171,100	1,280
Ralph Lauren Corp. Class A	89,700	15,703
Samsonite International SA (e)	4,331,100	12,923
Tapestry, Inc.	444,929	19,039
		213,586
TOTAL CONSUMER DISCRETIONARY		2,290,236
CONSUMER STAPLES - 1.4%
Beverages - 0.5%
Kweichow Moutai Co. Ltd. (A Shares)	4,200	848
The Coca-Cola Co.	1,560,618	99,333
		100,181
Consumer Staples Distribution & Retail - 0.8%
Alimentation Couche-Tard, Inc. (multi-vtg.)	364,700	20,466
Casey's General Stores, Inc.	38,500	14,690
Costco Wholesale Corp.	151,400	128,688
Maplebear, Inc. (NASDAQ)	16,100	517
Walmart, Inc.	59,000	3,995
		168,356
Food Products - 0.0%
Ajinomoto Co., Inc.	32,900	1,158
Bowery Farming, Inc. (b)(c)	466,405	9
Bowery Farming, Inc. warrants (a)(b)(c)	383,862	8
		1,175
Household Products - 0.1%
Procter & Gamble Co.	92,500	15,255
Personal Care Products - 0.0%
AMOREPACIFIC Corp.	11,310	1,371
L'Oreal SA	27,112	11,934
Oddity Tech Ltd.	10,300	404
		13,709
TOTAL CONSUMER STAPLES		298,676
ENERGY - 2.5%
Energy Equipment & Services - 0.0%
Noble Corp. PLC	4,432	198
TechnipFMC PLC	57,200	1,496
		1,694
Oil, Gas & Consumable Fuels - 2.5%
Antero Resources Corp. (b)	542,400	17,699
ARC Resources Ltd.	66,500	1,187
Cameco Corp.	256,600	12,625
Cameco Corp.	22,700	1,117
Canadian Natural Resources Ltd.	2,015,976	71,809
Cenovus Energy, Inc. (d)	687,700	13,520
Cenovus Energy, Inc. (Canada)	59,700	1,173
Cheniere Energy, Inc.	478,100	83,586
Diamondback Energy, Inc.	32,643	6,535
EOG Resources, Inc.	37,006	4,658
Exxon Mobil Corp.	1,473,407	169,619
GoviEx Uranium, Inc. (b)(d)	642,355	38
GoviEx Uranium, Inc. (b)(e)	23,200	1
GoviEx Uranium, Inc. Class A (b)(e)	2,625,135	154
Hess Corp.	365,997	53,992
Marathon Petroleum Corp.	120,500	20,904
Occidental Petroleum Corp.	288,161	18,163
Ovintiv, Inc.	122,600	5,746
Phillips 66 Co.	32,200	4,546
PrairieSky Royalty Ltd.	107,200	2,037
Reliance Industries Ltd.	277,931	10,438
Sable Offshore Corp. (a)	460,290	6,937
Shell PLC ADR	109,000	7,868
Valero Energy Corp.	115,700	18,137
		532,489
TOTAL ENERGY		534,183
FINANCIALS - 12.6%
Banks - 2.9%
AIB Group PLC	1,046,200	5,530
Banco Santander SA (Spain)	1,348,100	6,272
Bank of America Corp.	2,781,765	110,631
Bank of Ireland Group PLC	357,600	3,741
Citigroup, Inc.	293,900	18,651
East West Bancorp, Inc.	15,400	1,128
First Citizens Bancshares, Inc.	6,500	10,943
HDFC Bank Ltd. sponsored ADR	643,371	41,388
JPMorgan Chase & Co.	726,959	147,035
Nu Holdings Ltd. Class A (b)	1,298,766	16,741
Royal Bank of Canada	115,660	12,314
Starling Bank Ltd. Series D (a)(b)(c)	3,787,848	14,700
Wells Fargo & Co.	3,849,816	228,641
		617,715
Capital Markets - 0.6%
Blackstone, Inc.	36,200	4,482
Brookfield Asset Management Ltd.:
Class A	5,622	214
Class A	235,300	8,953
Brookfield Corp. (Canada) Class A	37,400	1,556
Coinbase Global, Inc. (b)	45,100	10,023
Goldman Sachs Group, Inc.	28,900	13,072
Interactive Brokers Group, Inc.	20,500	2,513
KKR & Co. LP	65,000	6,841
London Stock Exchange Group PLC	71,700	8,502
Moody's Corp.	17,930	7,547
Morgan Stanley	190,653	18,530
MSCI, Inc.	32,519	15,666
Raymond James Financial, Inc.	3,500	433
TulCo LLC (a)(b)(c)(f)	17,377	12,282
UBS Group AG	412,770	12,152
		122,766
Consumer Finance - 0.3%
American Express Co.	239,008	55,342
Capital One Financial Corp.	48,100	6,659
Discover Financial Services	35,800	4,683
		66,684
Financial Services - 6.7%
Berkshire Hathaway, Inc. Class A (b)	1,586	971,014
Block, Inc. Class A (b)	26,867	1,733
Fiserv, Inc. (b)	163,300	24,338
Jio Financial Services Ltd.	224,200	963
MasterCard, Inc. Class A	540,400	238,403
PayPal Holdings, Inc. (b)	109,700	6,366
Toast, Inc. (b)	46,100	1,188
Visa, Inc. Class A	695,900	182,653
		1,426,658
Insurance - 2.1%
American International Group, Inc.	531,226	39,438
Arthur J. Gallagher & Co.	266,700	69,158
Chubb Ltd.	475,207	121,216
Fairfax Financial Holdings Ltd. (sub. vtg.)	49,167	55,934
Hiscox Ltd.	2,665,843	38,754
Intact Financial Corp.	145,412	24,236
Marsh & McLennan Companies, Inc.	129,837	27,359
Progressive Corp.	253,010	52,553
The Travelers Companies, Inc.	109,538	22,273
		450,921
TOTAL FINANCIALS		2,684,744
HEALTH CARE - 10.8%
Biotechnology - 3.3%
Alnylam Pharmaceuticals, Inc. (b)	57,884	14,066
Apogee Therapeutics, Inc.	39,200	1,543
Argenx SE ADR (b)	63,732	27,407
Ascendis Pharma A/S sponsored ADR (b)	29,200	3,982
Blueprint Medicines Corp. (b)	6,500	701
Celldex Therapeutics, Inc. (b)	160,200	5,929
Cytokinetics, Inc. (b)	42,200	2,286
Dyne Therapeutics, Inc. (b)	37,300	1,316
Galapagos NV sponsored ADR (b)	99,562	2,467
Gilead Sciences, Inc.	233,100	15,993
Incyte Corp. (b)	20,800	1,261
Insmed, Inc. (b)	23,600	1,581
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(b)(c)	26,062	0
Janux Therapeutics, Inc. (b)	45,900	1,923
Keros Therapeutics, Inc. (b)	68,700	3,140
Krystal Biotech, Inc. (b)	1,300	239
Legend Biotech Corp. ADR (b)	245,500	10,873
Light Sciences Oncology, Inc. (b)(c)	2,708,254	0
Moderna, Inc. (b)	129,900	15,426
Neurocrine Biosciences, Inc. (b)	8,700	1,198
Recursion Pharmaceuticals, Inc. Class A (b)(d)	192,200	1,442
Regeneron Pharmaceuticals, Inc. (b)	372,099	391,087
Sarepta Therapeutics, Inc. (b)	6,100	964
Vaxcyte, Inc. (b)	69,300	5,233
Vertex Pharmaceuticals, Inc. (b)	419,446	196,603
Viking Therapeutics, Inc. (b)	25,900	1,373
Xenon Pharmaceuticals, Inc. (b)	78,500	3,061
		711,094
Health Care Equipment & Supplies - 1.5%
Alcon, Inc.	115,700	10,307
Boston Scientific Corp. (b)	1,848,608	142,361
DexCom, Inc. (b)	46,900	5,318
EssilorLuxottica SA	11,343	2,444
I-Pulse, Inc. (a)(b)(c)	58,562	158
Intuitive Surgical, Inc. (b)	214,151	95,265
Straumann Holding AG	16,995	2,105
Stryker Corp.	63,400	21,572
The Cooper Companies, Inc.	36,800	3,213
TransMedics Group, Inc. (b)	209,200	31,510
		314,253
Health Care Providers & Services - 1.1%
Centene Corp. (b)	467,000	30,962
Cigna Group	155,600	51,437
Elevance Health, Inc.	13,400	7,261
Tenet Healthcare Corp. (b)	57,100	7,596
UnitedHealth Group, Inc.	260,308	132,564
		229,820
Life Sciences Tools & Services - 0.7%
Danaher Corp.	407,989	101,936
Mettler-Toledo International, Inc. (b)	554	774
Olink Holding AB ADR (b)	162,700	4,146
Thermo Fisher Scientific, Inc.	55,132	30,488
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	184,081	10,101
		147,445
Pharmaceuticals - 4.2%
AstraZeneca PLC (United Kingdom)	212,900	33,134
Eli Lilly & Co.	760,183	688,254
Euroapi SASU (b)(d)	23,468	64
Intra-Cellular Therapies, Inc. (b)	142,317	9,747
Merck & Co., Inc.	843,892	104,474
Novo Nordisk A/S Series B	148,400	21,234
Royalty Pharma PLC	87,649	2,311
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	1,002,120	16,284
UCB SA	104,867	15,577
		891,079
TOTAL HEALTH CARE		2,293,691
INDUSTRIALS - 7.7%
Aerospace & Defense - 3.1%
Axon Enterprise, Inc. (b)	21,200	6,238
BWX Technologies, Inc.	47,900	4,551
General Dynamics Corp.	12,500	3,627
General Electric Co.	825,303	131,198
Howmet Aerospace, Inc.	336,300	26,107
Loar Holdings, Inc. (d)	24,100	1,287
Northrop Grumman Corp.	133,630	58,256
Relativity Space, Inc. warrants (a)(b)(c)	9,464	154
Rolls-Royce Holdings PLC (b)	1,660,800	9,538
Space Exploration Technologies Corp. (a)(b)(c)	2,573,450	288,226
Space Exploration Technologies Corp. Class C (a)(b)(c)	45,460	5,092
TransDigm Group, Inc.	95,962	122,602
Woodward, Inc.	34,100	5,946
		662,822
Air Freight & Logistics - 0.1%
Delhivery Private Ltd. (b)	444,255	2,133
GXO Logistics, Inc. (b)	416,470	21,032
Zipline International, Inc. (a)(b)(c)	74,930	3,143
		26,308
Building Products - 0.3%
Carrier Global Corp.	100,900	6,365
The AZEK Co., Inc. Class A, (b)	24,600	1,036
Trane Technologies PLC	149,300	49,109
		56,510
Commercial Services & Supplies - 0.4%
Cintas Corp.	45,212	31,660
Clean Harbors, Inc. (b)	76,244	17,243
Clean TeQ Water Pty Ltd. (b)	3,189	1
GFL Environmental, Inc.	243,300	9,476
RB Global, Inc.	32,300	2,466
Republic Services, Inc.	46,700	9,076
Veralto Corp.	83,516	7,973
Waste Connections, Inc. (United States)	14,800	2,595
		80,490
Construction & Engineering - 0.1%
Bowman Consulting Group Ltd. (b)	350,800	11,152
Centuri Holdings, Inc.	67,031	1,306
Quanta Services, Inc.	29,600	7,521
		19,979
Electrical Equipment - 1.2%
Eaton Corp. PLC	403,316	126,460
Fuji Electric Co. Ltd.	18,900	1,080
GE Vernova LLC	334,525	57,374
Generac Holdings, Inc. (b)	27,700	3,662
Hubbell, Inc.	79,300	28,983
Nextracker, Inc. Class A (b)	68,700	3,221
nVent Electric PLC	94,825	7,265
Vertiv Holdings Co.	286,600	24,811
		252,856
Ground Transportation - 0.5%
Canadian Pacific Kansas City Ltd.	536,864	42,280
Old Dominion Freight Lines, Inc.	41,300	7,294
Uber Technologies, Inc. (b)	757,000	55,019
		104,593
Industrial Conglomerates - 0.2%
3M Co.	109,900	11,231
Hitachi Ltd.	890,000	20,040
		31,271
Machinery - 0.8%
Caterpillar, Inc.	58,500	19,486
Chart Industries, Inc. (b)	182,800	26,385
Deere & Co.	3,498	1,307
Energy Recovery, Inc. (b)	156,000	2,073
Indutrade AB	42,800	1,097
Ingersoll Rand, Inc.	169,600	15,406
Mitsubishi Heavy Industries Ltd.	277,300	2,985
PACCAR, Inc.	463,642	47,727
Parker Hannifin Corp.	116,300	58,826
Westinghouse Air Brake Tech Co.	22,100	3,493
		178,785
Passenger Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	255,600	29,762
Professional Services - 0.5%
CACI International, Inc. (b)	40,200	17,291
KBR, Inc.	335,100	21,493
RELX PLC (London Stock Exchange)	291,630	13,362
Thomson Reuters Corp.	66,098	11,142
UL Solutions, Inc. Class A	33,000	1,392
Verisk Analytics, Inc.	69,600	18,761
Wolters Kluwer NV	71,900	11,920
		95,361
Trading Companies & Distributors - 0.4%
Fastenal Co.	14,600	917
Ferguson PLC	23,600	4,570
FTAI Aviation Ltd.	43,700	4,511
Itochu Corp.	82,600	4,060
Mitsui & Co. Ltd.	105,600	2,408
United Rentals, Inc.	27,800	17,979
W.W. Grainger, Inc.	58,400	52,691
		87,136
TOTAL INDUSTRIALS		1,625,873
INFORMATION TECHNOLOGY - 28.4%
Communications Equipment - 0.6%
Arista Networks, Inc. (b)	307,053	107,616
Motorola Solutions, Inc.	20,800	8,030
		115,646
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp. Class A	3,539,160	238,433
Fabrinet (b)	12,300	3,011
		241,444
IT Services - 0.3%
ASAC II LP (a)(b)(c)	9,408,021	1,581
Cloudflare, Inc. (b)	27,770	2,300
Gartner, Inc. (b)	60,300	27,078
GoDaddy, Inc. (b)	9,100	1,271
Okta, Inc. (b)	11,500	1,077
Shopify, Inc. Class A (b)	386,908	25,569
Wix.com Ltd. (b)	6,599	1,050
X Holdings Corp. Class A (a)(b)(c)	97,100	2,826
		62,752
Semiconductors & Semiconductor Equipment - 12.9%
Advanced Micro Devices, Inc. (b)	687,734	111,557
Advantest Corp.	84,000	3,404
AEHR Test Systems (b)(d)	87,709	980
Analog Devices, Inc.	78,805	17,988
Applied Materials, Inc.	390,400	92,130
Arm Holdings Ltd. ADR (d)	66,300	10,848
ASM International NV (Netherlands)	13,600	10,367
ASML Holding NV:
(depository receipt)	16,000	16,364
(Netherlands)	32,900	33,531
Astera Labs, Inc.	40,300	2,439
BE Semiconductor Industries NV	50,000	8,361
Broadcom, Inc.	50,200	80,598
First Solar, Inc. (b)	5,000	1,127
KLA Corp.	11,800	9,729
Lam Research Corp.	51,900	55,266
Marvell Technology, Inc.	762,400	53,292
Micron Technology, Inc.	28,700	3,775
Monolithic Power Systems, Inc.	60,932	50,067
NVIDIA Corp.	15,830,760	1,955,732
NXP Semiconductors NV	192,413	51,776
ON Semiconductor Corp. (b)	69,700	4,778
Qualcomm, Inc.	191,600	38,163
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	730,600	126,986
		2,739,258
Software - 10.5%
Adobe, Inc. (b)	253,800	140,996
Agilysys, Inc. (b)	36,800	3,832
ANSYS, Inc. (b)	7,400	2,379
Autodesk, Inc. (b)	42,631	10,549
Cadence Design Systems, Inc. (b)	232,857	71,662
Check Point Software Technologies Ltd. (b)	46,023	7,594
Clear Secure, Inc. (d)	306,000	5,725
Constellation Software, Inc.	500	1,441
CoreWeave, Inc. Class A (c)	41,335	32,178
Crowdstrike Holdings, Inc. (b)	46,100	17,665
CyberArk Software Ltd. (b)	10,200	2,789
Datadog, Inc. Class A (b)	57,500	7,457
Fair Isaac Corp. (b)	300	447
Figma, Inc. (a)(c)	159,400	3,696
HashiCorp, Inc. (b)	7,000	236
HubSpot, Inc. (b)	6,456	3,808
Intuit, Inc.	74,962	49,266
Klaviyo, Inc. Class A (d)	15,800	393
Magic Leap, Inc.:
Class A (a)(b)(c)	30,863	0
warrants (a)(b)(c)	46,794	0
Microsoft Corp.	3,643,115	1,628,290
Monday.com Ltd. (b)	6,800	1,637
Oracle Corp.	39,200	5,535
Palo Alto Networks, Inc. (b)	24,400	8,272
Roper Technologies, Inc.	1,400	789
Rubrik, Inc. (d)	51,500	1,579
Salesforce, Inc.	420,893	108,212
Samsara, Inc. (b)	213,565	7,197
ServiceNow, Inc. (b)	47,199	37,130
Stripe, Inc. Class B (a)(b)(c)	83,200	2,163
Synopsys, Inc. (b)	93,000	55,341
Tanium, Inc. Class B (a)(b)(c)	1,259,978	10,685
Volue A/S (b)	365,396	1,025
Zoom Video Communications, Inc. Class A (b)	71,300	4,220
		2,234,188
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	2,602,010	548,035
Dell Technologies, Inc.	120,875	16,670
Samsung Electronics Co. Ltd.	1,104,180	65,209
		629,914
TOTAL INFORMATION TECHNOLOGY		6,023,202
MATERIALS - 2.2%
Chemicals - 0.5%
Corteva, Inc.	465,900	25,131
Linde PLC	16,400	7,196
Sherwin-Williams Co.	164,869	49,202
Shin-Etsu Chemical Co. Ltd.	268,200	10,428
Westlake Corp.	86,587	12,540
		104,497
Construction Materials - 0.2%
CRH PLC	98,300	7,371
Martin Marietta Materials, Inc.	40,000	21,672
Vulcan Materials Co.	38,300	9,524
		38,567
Containers & Packaging - 0.0%
International Paper Co.	89,400	3,858
Metals & Mining - 1.5%
ATI, Inc. (b)	96,500	5,351
B2Gold Corp.	7,869,379	21,111
Franco-Nevada Corp.	230,036	27,274
Freeport-McMoRan, Inc.	1,627,900	79,116
Ivanhoe Electric, Inc. (b)	384,197	3,604
Ivanhoe Mines Ltd. (b)(d)	7,654,018	98,749
Lundin Gold, Inc.	81,553	1,205
Novagold Resources, Inc. (b)	3,059,092	10,711
Nucor Corp.	173,325	27,399
Orla Mining Ltd. (b)	1,816,503	6,971
Steel Dynamics, Inc.	229,996	29,784
Wheaton Precious Metals Corp.	403,500	21,156
		332,431
TOTAL MATERIALS		479,353
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Gaming & Leisure Properties	4,888	221
UTILITIES - 1.1%
Electric Utilities - 0.9%
Constellation Energy Corp.	574,224	115,000
Kansai Electric Power Co., Inc.	86,000	1,444
NextEra Energy, Inc.	159,700	11,308
NRG Energy, Inc.	79,200	6,167
PG&E Corp.	1,678,300	29,303
Southern Co.	316,300	24,535
		187,757
Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	9,400	662
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp.	423,800	36,438
TOTAL UTILITIES		224,857
TOTAL COMMON STOCKS (Cost $6,673,544)		20,669,880

Convertible Preferred Stocks - 2.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
ByteDance Ltd. Series E1 (a)(b)(c)	130,945	31,655
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (a)(b)(c)	61,855	15
Series C (a)(b)(c)	243,394	117
Series D (a)(b)(c)	411,659	296
		428
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	2,800	743
Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A (a)(c)	2,032	2,167
Series A2 (a)(c)	368	393
		2,560
TOTAL CONSUMER DISCRETIONARY		3,731
CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G (a)(b)(c)	8,102	255
Series H (a)(b)(c)	10,223	412
		667
FINANCIALS - 0.1%
Financial Services - 0.1%
Akeana Series C (a)(c)	125,700	1,652
Circle Internet Financial Ltd.:
Series E (a)(b)(c)	615,508	19,075
Series F (a)(b)(c)	68,639	2,127
Tenstorrent Holdings, Inc. Series C1 (a)(c)	70,912	4,940
		27,794
HEALTH CARE - 0.1%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	594,600	1,819
Intarcia Therapeutics, Inc. (a)(b)(c)	516,522	0
		1,819
Health Care Providers & Services - 0.1%
Lyra Health, Inc.:
Series E (a)(b)(c)	270,000	3,772
Series F (a)(b)(c)	10,070	141
Somatus, Inc. Series E (a)(b)(c)	2,206	2,293
		6,206
TOTAL HEALTH CARE		8,025
INDUSTRIALS - 1.5%
Aerospace & Defense - 1.4%
Relativity Space, Inc.:
Series E (a)(b)(c)	308,359	6,781
Series F (a)(c)	94,642	2,076
Space Exploration Technologies Corp.:
Series G (a)(b)(c)	145,254	162,684
Series H (a)(b)(c)	42,094	47,145
Series N (a)(b)(c)	66,208	74,153
		292,839
Air Freight & Logistics - 0.1%
Zipline International, Inc.:
Series E (a)(b)(c)	208,789	8,759
Series F (a)(b)(c)	79,020	3,315
Series G (a)(c)	182,718	7,665
		19,739
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (a)(b)(c)	52,096	6,533
TOTAL INDUSTRIALS		319,111
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Magic Leap, Inc. Series AA (a)(b)(c)	325,855	0
Moloco, Inc. Series A (a)(c)	39,638	2,161
Nuro, Inc.:
Series C (a)(b)(c)	491,080	1,409
Series D (a)(b)(c)	94,265	346
Stripe, Inc.:
Series H (a)(b)(c)	34,900	907
Series I (a)(b)(c)	611,900	15,909
		20,732
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $159,775)		411,715

Preferred Securities - 0.0%
	Principal Amount (g) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (a)(c)	488	709
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% (a)(c)(h)(i)	2,280	0
TOTAL PREFERRED SECURITIES (Cost $2,768)		709

Money Market Funds - 1.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.38% (j)	149,098,798	149,129
Fidelity Securities Lending Cash Central Fund 5.38% (j)(k)	129,732,332	129,745
TOTAL MONEY MARKET FUNDS (Cost $278,874)		278,874

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $7,114,961)	21,361,178
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(147,299)
NET ASSETS - 100.0%	21,213,879

Any values shown as $0 in the Consolidated Schedule of Investments may reflect amounts less than $500.
Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $829,525,000 or 3.9% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,633,000 or 0.1% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Non-income producing - Security is in default.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $10,079,000 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Akeana Series C	1/23/24	1,604

ASAC II LP	10/10/13	725

Beta Technologies, Inc. Series B, 6.00%	4/04/22	5,375

Blu Investments LLC	5/21/20	170

Bolt Threads, Inc.	12/13/17 - 2/07/20	30,904

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	14,348

Canva, Inc. Class A	3/18/24	12,747

Canva, Inc. Series A	9/22/23	2,167

Canva, Inc. Series A2	9/22/23	393

Circle Internet Financial Ltd. Series E	5/11/21	9,990

Circle Internet Financial Ltd. Series F	5/09/22	2,892

Discord, Inc. Series I	9/15/21	1,542

ElevateBio LLC Series C	3/09/21	2,494

Epic Games, Inc.	7/13/20 - 7/30/20	13,743

Fanatics, Inc. Class A	8/13/20 - 12/15/21	12,264

Figma, Inc.	5/15/24	3,697

GoBrands, Inc. Series G	3/02/21	2,023

GoBrands, Inc. Series H	7/22/21	3,972

I-Pulse, Inc.	3/18/10	81

Intarcia Therapeutics, Inc.	11/14/12	7,040

Intarcia Therapeutics, Inc. warrants 12/31/24	1/03/20	0

Intarcia Therapeutics, Inc. 6%	1/03/20	2,280

Lionsgate Studios Corp.	12/22/23	1,851

Lyra Health, Inc. Series E	1/14/21	2,472

Lyra Health, Inc. Series F	6/04/21	158

Magic Leap, Inc. Class A	10/06/17	15,000

Magic Leap, Inc. Series AA	7/07/20	5,624

Magic Leap, Inc. warrants	7/07/20	0

Moloco, Inc. Series A	6/26/23	2,378

Nuro, Inc. Series C	10/30/20	6,411

Nuro, Inc. Series D	10/29/21	1,965

Rad Power Bikes, Inc.	1/21/21	2,289

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	298

Rad Power Bikes, Inc. Series C	1/21/21	1,174

Rad Power Bikes, Inc. Series D	9/17/21	3,945

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	488

Relativity Space, Inc. Series E	5/27/21	7,041

Relativity Space, Inc. Series F	11/14/23	2,145

Relativity Space, Inc. warrants	11/14/23	0

Sable Offshore Corp.	1/16/24	4,603

Somatus, Inc. Series E	1/31/22	1,925

Space Exploration Technologies Corp.	10/16/15 - 2/16/21	29,628

Space Exploration Technologies Corp. Class C	9/11/17	614

Space Exploration Technologies Corp. Series G	1/20/15	11,251

Space Exploration Technologies Corp. Series H	8/04/17	5,683

Space Exploration Technologies Corp. Series N	8/04/20	17,876

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	7,252

Stripe, Inc. Class B	5/18/21	3,339

Stripe, Inc. Series H	3/15/21	1,400

Stripe, Inc. Series I	3/20/23 - 5/12/23	12,320

Tanium, Inc. Class B	4/21/17 - 9/18/20	9,907

Tenstorrent Holdings, Inc. Series C1	4/23/21	4,216

TulCo LLC	8/24/17	5,885

Veterinary Emergency Group LLC Class A	9/16/21 - 11/13/23	7,038

X Holdings Corp. Class A	10/25/22	9,710

Zipline International, Inc.	10/12/21	2,697

Zipline International, Inc. Series E	12/21/20	6,813

Zipline International, Inc. Series F	4/11/23	3,176

Zipline International, Inc. Series G	6/07/24	7,665

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	230,569	1,962,336	2,043,808	5,923	32	-	149,129	0.3%
Fidelity Securities Lending Cash Central Fund 5.38%	61,315	436,656	368,226	176	-	-	129,745	0.5%
Total	291,884	2,398,992	2,412,034	6,099	32	-	278,874

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	4,246,499	4,172,239	28,265	45,995
Consumer Discretionary	2,293,967	2,223,402	27,374	43,191
Consumer Staples	299,343	285,567	13,092	684
Energy	534,183	534,183	-	-
Financials	2,712,538	2,642,988	14,774	54,776
Health Care	2,301,716	2,229,064	54,368	18,284
Industrials	1,944,984	1,275,785	53,473	615,726
Information Technology	6,043,934	5,933,138	36,935	73,861
Materials	479,353	468,925	10,428	-
Real Estate	221	221	-	-
Utilities	224,857	223,413	1,444	-

Preferred Securities	709	-	-	709

Money Market Funds	278,874	278,874	-	-
Total Investments in Securities:	21,361,178	20,267,799	240,153	853,226
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Industrials
Beginning Balance	$529,180
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	78,882
Cost of Purchases	7,664
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$615,726
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2024	$78,882
Other Investments in Securities
Beginning Balance	$211,086
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	13,579
Cost of Purchases	18,094
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(5,259)
Ending Balance	$237,500
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2024	$13,579

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $125,066) - See accompanying schedule:
Unaffiliated issuers (cost $6,836,087)	$21,082,304
Fidelity Central Funds (cost $278,874)	278,874

Total Investment in Securities (cost $7,114,961)		$21,361,178
Foreign currency held at value (cost $48)		87
Receivable for investments sold		2,240
Receivable for fund shares sold		9,758
Dividends receivable		8,010
Distributions receivable from Fidelity Central Funds		711
Other receivables		838
Total assets		21,382,822
Liabilities
Payable to custodian bank	$88
Payable for investments purchased	9,209
Payable for fund shares redeemed	13,065
Accrued management fee	11,843
Distribution and service plan fees payable	2,900
Other payables and accrued expenses	2,123
Collateral on securities loaned	129,715
Total liabilities		168,943
Net Assets		$21,213,879
Net Assets consist of:
Paid in capital		$6,240,995
Total accumulated earnings (loss)		14,972,884
Net Assets		$21,213,879

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($7,590,877 ÷ 188,268 shares)(a)		$40.32
Maximum offering price per share (100/94.25 of $40.32)		$42.78
Class M :
Net Asset Value and redemption price per share ($1,838,329 ÷ 49,083 shares)(a)		$37.45
Maximum offering price per share (100/96.50 of $37.45)		$38.81
Class C :
Net Asset Value and offering price per share ($690,579 ÷ 23,243 shares)(a)		$29.71
Class I :
Net Asset Value, offering price and redemption price per share ($8,943,621 ÷ 211,712 shares)		$42.24
Class Z :
Net Asset Value, offering price and redemption price per share ($2,150,473 ÷ 50,660 shares)		$42.45
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Amounts in thousands		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$64,841
Interest		2
Income from Fidelity Central Funds (including $176 from security lending)		6,099
Total income		70,942
Expenses
Management fee
Basic fee	$60,397
Performance adjustment	(1,220)
Transfer agent fees	4,777
Distribution and service plan fees	16,472
Accounting fees	265
Custodian fees and expenses	139
Independent trustees' fees and expenses	41
Registration fees	113
Audit	62
Legal	14
Miscellaneous	118
Total expenses before reductions	81,178
Expense reductions	(829)
Total expenses after reductions		80,349
Net Investment income (loss)		(9,407)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $56)	774,405
Redemptions in-kind	70,529
Fidelity Central Funds	32
Foreign currency transactions	(67)
Total net realized gain (loss)		844,899
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $489)	3,515,377
Unfunded commitments	119
Assets and liabilities in foreign currencies	(78)
Total change in net unrealized appreciation (depreciation)		3,515,418
Net gain (loss)		4,360,317
Net increase (decrease) in net assets resulting from operations		$4,350,910
Consolidated Statement of Changes in Net Assets

Amount in thousands	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(9,407)	$62,781
Net realized gain (loss)	844,899	1,041,997
Change in net unrealized appreciation (depreciation)	3,515,418	3,926,099
Net increase (decrease) in net assets resulting from operations	4,350,910	5,030,877
Distributions to shareholders	(104,081)	(1,099,713)

Share transactions - net increase (decrease)	(1,017,101)	(791,690)
Total increase (decrease) in net assets	3,229,728	3,139,474

Net Assets
Beginning of period	17,984,151	14,844,677
End of period	$21,213,879	$17,984,151

Consolidated Financial Highlights
Fidelity Advisor® New Insights Fund Class A

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$32.50	$25.50	$40.22	$36.57	$32.08	$26.50
Income from Investment Operations
Net investment income (loss) A,B	(.04)	.09	.10	(.16)	(.10)	.06
Net realized and unrealized gain (loss)	8.05	8.92	(10.99)	8.90	7.57	7.60
Total from investment operations	8.01	9.01	(10.89)	8.74	7.47	7.66
Distributions from net investment income	(.01)	(.07)	(.12)	-	- C	(.04)
Distributions from net realized gain	(.19)	(1.94)	(3.71)	(5.09)	(2.97)	(2.04)
Total distributions	(.19) D	(2.01)	(3.83)	(5.09)	(2.98) D	(2.08)
Net asset value, end of period	$40.32	$32.50	$25.50	$40.22	$36.57	$32.08
Total Return E,F,G	24.72%	35.95%	(27.48)%	24.30%	23.64%	29.15%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.91% J	.69%	.70%	.93%	1.10%	1.08%
Expenses net of fee waivers, if any	.91 % J	.68%	.70%	.93%	1.10%	1.08%
Expenses net of all reductions	.91% J	.68%	.70%	.93%	1.10%	1.07%
Net investment income (loss)	(.19)% J	.29%	.32%	(.40)%	(.30)%	.20%
Supplemental Data
Net assets, end of period (in millions)	$7,591	$6,311	$5,101	$8,124	$6,753	$6,156
Portfolio turnover rate K	14 % J,L	15%	32% L	29%	53%	27% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Insights Fund Class M

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$30.24	$23.85	$37.93	$34.81	$30.73	$25.49
Income from Investment Operations
Net investment income (loss) A,B	(.08)	.01	.02	(.25)	(.17)	(.01)
Net realized and unrealized gain (loss)	7.48	8.32	(10.34)	8.46	7.22	7.29
Total from investment operations	7.40	8.33	(10.32)	8.21	7.05	7.28
Distributions from net investment income	(.01)	- C	(.05)	-	-	-
Distributions from net realized gain	(.19)	(1.94)	(3.71)	(5.09)	(2.97)	(2.04)
Total distributions	(.19) D	(1.94)	(3.76)	(5.09)	(2.97)	(2.04)
Net asset value, end of period	$37.45	$30.24	$23.85	$37.93	$34.81	$30.73
Total Return E,F,G	24.55%	35.60%	(27.64)%	24.00%	23.33%	28.79%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.16% J	.94%	.95%	1.18%	1.35%	1.32%
Expenses net of fee waivers, if any	1.16 % J	.93%	.94%	1.18%	1.35%	1.32%
Expenses net of all reductions	1.16% J	.93%	.94%	1.18%	1.35%	1.32%
Net investment income (loss)	(.44)% J	.04%	.07%	(.65)%	(.54)%	(.05)%
Supplemental Data
Net assets, end of period (in millions)	$1,838	$1,537	$1,254	$2,027	$1,856	$1,844
Portfolio turnover rate K	14 % J,L	15%	32% L	29%	53%	27% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Insights Fund Class C

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$24.08	$19.41	$31.89	$30.09	$27.03	$22.73
Income from Investment Operations
Net investment income (loss) A,B	(.13)	(.11)	(.11)	(.38)	(.29)	(.15)
Net realized and unrealized gain (loss)	5.95	6.72	(8.66)	7.27	6.32	6.49
Total from investment operations	5.82	6.61	(8.77)	6.89	6.03	6.34
Distributions from net investment income	(.01)	- C	-	-	-	-
Distributions from net realized gain	(.19)	(1.94)	(3.71)	(5.09)	(2.97)	(2.04)
Total distributions	(.19) D	(1.94)	(3.71)	(5.09)	(2.97)	(2.04)
Net asset value, end of period	$29.71	$24.08	$19.41	$31.89	$30.09	$27.03
Total Return E,F,G	24.27%	34.86%	(28.02)%	23.36%	22.74%	28.15%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.67% J	1.45%	1.46%	1.70%	1.86%	1.83%
Expenses net of fee waivers, if any	1.66 % J	1.45%	1.46%	1.69%	1.86%	1.83%
Expenses net of all reductions	1.66% J	1.45%	1.46%	1.69%	1.86%	1.83%
Net investment income (loss)	(.94)% J	(.47)%	(.45)%	(1.17)%	(1.05)%	(.55)%
Supplemental Data
Net assets, end of period (in millions)	$691	$642	$672	$1,376	$1,973	$2,228
Portfolio turnover rate K	14 % J,L	15%	32% L	29%	53%	27% L

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Insights Fund Class I

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$34.00	$26.60	$41.73	$37.69	$32.90	$27.14
Income from Investment Operations
Net investment income (loss) A,B	.01	.17	.19	(.06)	(.01)	.15
Net realized and unrealized gain (loss)	8.42	9.31	(11.41)	9.19	7.78	7.77
Total from investment operations	8.43	9.48	(11.22)	9.13	7.77	7.92
Distributions from net investment income	(.01)	(.14)	(.20)	-	- C	(.12)
Distributions from net realized gain	(.19)	(1.94)	(3.71)	(5.09)	(2.97)	(2.04)
Total distributions	(.19) D	(2.08)	(3.91)	(5.09)	(2.98) D	(2.16)
Net asset value, end of period	$42.24	$34.00	$26.60	$41.73	$37.69	$32.90
Total Return E,F	24.87%	36.26%	(27.28)%	24.62%	23.96%	29.42%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.66% I	.44%	.45%	.68%	.85%	.82%
Expenses net of fee waivers, if any	.65 % I	.43%	.44%	.68%	.85%	.82%
Expenses net of all reductions	.65% I	.43%	.44%	.68%	.84%	.82%
Net investment income (loss)	.06% I	.54%	.57%	(.15)%	(.04)%	.46%
Supplemental Data
Net assets, end of period (in millions)	$8,944	$7,796	$6,585	$12,335	$12,219	$13,870
Portfolio turnover rate J	14 % I,K	15%	32% K	29%	53%	27% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® New Insights Fund Class Z

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$34.14	$26.70	$41.89	$37.77	$32.93	$27.16
Income from Investment Operations
Net investment income (loss) A,B	.03	.21	.23	(.01)	.03	.18
Net realized and unrealized gain (loss)	8.47	9.35	(11.47)	9.22	7.79	7.79
Total from investment operations	8.50	9.56	(11.24)	9.21	7.82	7.97
Distributions from net investment income	(.01)	(.18)	(.24)	-	- C	(.17)
Distributions from net realized gain	(.19)	(1.94)	(3.71)	(5.09)	(2.97)	(2.04)
Total distributions	(.19) D	(2.12)	(3.95)	(5.09)	(2.98) D	(2.20) D
Net asset value, end of period	$42.45	$34.14	$26.70	$41.89	$37.77	$32.93
Total Return E,F	24.97%	36.43%	(27.21)%	24.79%	24.09%	29.60%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.55% I	.32%	.33%	.56%	.73%	.70%
Expenses net of fee waivers, if any	.54 % I	.31%	.32%	.56%	.73%	.70%
Expenses net of all reductions	.54% I	.31%	.32%	.56%	.72%	.70%
Net investment income (loss)	.18% I	.66%	.69%	(.03)%	.08%	.58%
Supplemental Data
Net assets, end of period (in millions)	$2,150	$1,698	$1,233	$2,572	$2,101	$2,306
Portfolio turnover rate J	14 % I,K	15%	32% K	29%	53%	27% K

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended June 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$852,517	Recovery value	Recovery value	$0.00 - $0.17 / $0.08	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.6 - 55.7 / 11.9	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	19.5 - 22.0 / 21.2	Increase
			Enterprise value/Net income multiple (EV/NI)	15.5	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	29.5%	Decrease
			Exit multiple	1.5	Increase
		Black scholes	Discount rate	4.3% - 5.1% / 4.5%	Increase
			Volatility	60.0% - 100.0% / 77.6%	Increase
			Term	0.1 - 5.0 / 3.7	Increase
			Discount for lack of marketability (DLOM)	6.1%	Decrease
Preferred Securities	$709	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	1.6	Increase
		Black scholes	Discount rate	4.7%	Increase
			Volatility	60.0%	Increase
			Term	2.1	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Advisor New Insights Fund	$838

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred Trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,376,950
Gross unrealized depreciation	(217,026)
Net unrealized appreciation (depreciation)	$14,159,924
Tax cost	$7,201,254

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Advisor New Insights Fund	22,383.11

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor New Insights Fund	1,399,742	2,332,734

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Advisor New Insights Fund	2,337	70,529	90,374
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.66
Class M	.66
Class C	.68
Class I	.66
Class Z	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.66
Class M	.66
Class C	.67
Class I	.66
Class Z	.54

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Advisor New Insights Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was (.01)%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	8,817	97
Class M	.25%	.25%	4,273	31
Class C	.75%	.25%	3,382	235
			16,472	363

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	370
Class M	34
Class CA	4
408

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	1,799.1618
Class M	431.1598
Class C	194.1752
Class I	2,227.1627
Class Z	126.0420
	4,777

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor New Insights Fund	.0084

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor New Insights Fund	21

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Advisor New Insights Fund	87,144	172,135	67,226
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Advisor New Insights Fund	17
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor New Insights Fund	19	2	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $829.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
Fidelity Advisor New Insights Fund
Distributions to shareholders
Class A	$36,764	$378,730
Class M	9,591	95,811
Class C	4,940	53,086
Class I	43,319	472,396
Class Z	9,467	99,690
Total	$104,081	$1,099,713
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
Fidelity Advisor New Insights Fund
Class A
Shares sold	5,906	12,899	$216,437	$381,822
Reinvestment of distributions	973	11,776	34,815	358,110
Shares redeemed	(12,807)	(30,528)	(469,820)	(898,023)
Net increase (decrease)	(5,928)	(5,853)	$(218,568)	$(158,091)
Class M
Shares sold	1,499	2,295	$51,469	$63,582
Reinvestment of distributions	282	3,312	9,378	93,718
Shares redeemed	(3,531)	(7,360)	(120,052)	(203,356)
Net increase (decrease)	(1,750)	(1,753)	$(59,205)	$(46,056)
Class C
Shares sold	1,048	1,913	$28,372	$42,814
Reinvestment of distributions	184	2,321	4,876	52,323
Shares redeemed	(4,627)	(12,231)	(125,172)	(271,137)
Net increase (decrease)	(3,395)	(7,997)	$(91,924)	$(176,000)
Class I
Shares sold	14,913	25,282	$578,878	$785,847
Reinvestment of distributions	1,070	13,706	40,077	436,108
Shares redeemed	(33,557)	(57,287)	(1,303,208)	(1,762,093)
Net increase (decrease)	(17,574)	(18,299)	$(684,253)	$(540,138)
Class Z
Shares sold	5,145	12,388	$200,315	$395,001
Reinvestment of distributions	212	2,612	7,986	83,691
Shares redeemed	(4,426)	(11,434)	(171,452)	(350,097)
Net increase (decrease)	931	3,566	$36,849	$128,595
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Advisor New Insights Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor New Insights Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Class I, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of Class I, the Board considered a pro forma management fee rate for Class I as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Class I of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board considered that Fidelity believes that management fee comparisons are particularly unhelpful in the context of this fund and that total expense comparisons are more useful. The Board noted that the total expense ratio of the representative class ranked below the competitive median.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of Class I is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of Class I as the basis for the performance adjustment. The Board noted that Class I is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee, including the use of Class I as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.803542.120
ANIF-SANN-0824
Fidelity® Contrafund® K6

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Contrafund® K6
Consolidated Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 20.2%
Entertainment - 2.5%
Liberty Media Corp. Liberty Formula One Class C	912,878	65,581,156
Liberty Media Corp. Liberty Live Class C	49,828	1,906,918
Lionsgate Studios Corp. (a)	508,514	4,098,623
Netflix, Inc. (b)	996,601	672,586,083
Sea Ltd. ADR Class A (b)	108,509	7,749,713
Spotify Technology SA (b)	29,359	9,212,561
The Walt Disney Co.	455,209	45,197,702
Universal Music Group NV	2,247,664	66,864,093
		873,196,849
Interactive Media & Services - 17.7%
Alphabet, Inc.:
Class A	5,111,487	931,057,357
Class C	4,277,181	784,520,539
Bumble, Inc. (b)	474,029	4,982,045
Epic Games, Inc. (a)(b)(c)	14,010	8,406,000
Meta Platforms, Inc. Class A	8,955,277	4,515,429,765
Pinterest, Inc. Class A (b)	235,074	10,359,711
Reddit, Inc.:
Class A (d)	176,739	11,291,855
Class B (j)	176,436	11,272,496
		6,277,319,768
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc.	18,781	3,308,837
TOTAL COMMUNICATION SERVICES		7,153,825,454
CONSUMER DISCRETIONARY - 10.2%
Automobiles - 0.2%
BYD Co. Ltd. (H Shares)	264,951	7,868,738
General Motors Co.	520,256	24,171,094
Hyundai Motor Co. Ltd.	235,000	50,234,233
Rad Power Bikes, Inc. (a)(b)(c)	331,574	82,894
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	389,358	603,505
Toyota Motor Corp.	417,248	8,560,876
		91,521,340
Broadline Retail - 5.9%
Amazon.com, Inc. (b)	10,138,175	1,959,202,319
Coupang, Inc. Class A (b)	2,718,978	56,962,589
Dollarama, Inc.	164,329	15,004,083
JD.com, Inc. sponsored ADR	242,093	6,255,683
MercadoLibre, Inc. (b)	23,645	38,858,193
Pan Pacific International Holdings Ltd.	136,438	3,191,536
PDD Holdings, Inc. ADR (b)	46,551	6,188,955
		2,085,663,358
Diversified Consumer Services - 0.1%
Duolingo, Inc. (b)	105,296	21,972,116
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc. Class A (b)	1,084,660	164,466,996
Booking Holdings, Inc.	26,816	106,231,584
Cava Group, Inc. (d)	322,202	29,884,236
Chipotle Mexican Grill, Inc. (b)	1,996,700	125,093,255
Deliveroo PLC Class A (b)(e)	4,163,248	6,888,955
Domino's Pizza, Inc.	24,214	12,502,415
Doordash, Inc. (b)	66,169	7,197,864
Dutch Bros, Inc. (b)	126,121	5,221,409
Hilton Worldwide Holdings, Inc.	437,742	95,515,304
Marriott International, Inc. Class A	44,442	10,744,742
Misa Investments Ltd.	296,651	10,068,335
Restaurant Brands International, Inc. (d)	265,525	18,710,288
		592,525,383
Household Durables - 0.5%
D.R. Horton, Inc.	213,091	30,030,915
Garmin Ltd.	60,269	9,819,025
Lennar Corp. Class A	780,378	116,955,251
PulteGroup, Inc.	87,308	9,612,611
TopBuild Corp. (b)	2,836	1,092,626
		167,510,428
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A (b)	98,145	17,454,107
Dick's Sporting Goods, Inc.	257,866	55,402,510
Fanatics, Inc. Class A (a)(b)(c)	332,480	22,592,016
Fast Retailing Co. Ltd.	58,444	14,782,896
Gap, Inc.	1,008,402	24,090,724
Group 1 Automotive, Inc.	1,680	499,430
Industria de Diseno Textil SA	68,219	3,385,257
O'Reilly Automotive, Inc. (b)	86,285	91,122,137
Ross Stores, Inc.	123,007	17,875,377
The Home Depot, Inc.	15,820	5,445,877
TJX Companies, Inc.	1,153,744	127,027,214
Williams-Sonoma, Inc.	451,002	127,349,435
		507,026,980
Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	91,144	21,767,179
Asics Corp.	286,736	4,420,945
Birkenstock Holding PLC	33,368	1,815,553
Canva, Inc. Class A (a)(c)	21,800	23,253,188
Crocs, Inc. (b)	74,193	10,827,726
Deckers Outdoor Corp. (b)	21,772	21,074,207
lululemon athletica, Inc. (b)	7,226	2,158,406
NIKE, Inc. Class B	14,480	1,091,358
On Holding AG (b)	1,365,380	52,976,744
Prada SpA	442,621	3,310,142
Ralph Lauren Corp. Class A	78,596	13,759,016
		156,454,464
TOTAL CONSUMER DISCRETIONARY		3,622,674,069
CONSUMER STAPLES - 2.1%
Beverages - 0.3%
Kweichow Moutai Co. Ltd. (A Shares)	11,900	2,402,827
The Coca-Cola Co.	1,659,381	105,619,601
		108,022,428
Consumer Staples Distribution & Retail - 1.6%
Alimentation Couche-Tard, Inc. (multi-vtg.)	428,633	24,053,328
Casey's General Stores, Inc.	86,423	32,975,560
Costco Wholesale Corp.	560,762	476,642,092
Walmart, Inc.	488,981	33,108,904
		566,779,884
Food Products - 0.1%
Ajinomoto Co., Inc.	87,384	3,075,500
Bowery Farming, Inc. (b)(c)	57,529	1,151
Bowery Farming, Inc. warrants (a)(b)(c)	20,213	404
Mondelez International, Inc.	241,347	15,793,748
		18,870,803
Personal Care Products - 0.1%
AMOREPACIFIC Corp.	22,271	2,699,887
Estee Lauder Companies, Inc. Class A	23,183	2,466,671
L'Oreal SA	77,423	34,078,937
		39,245,495
TOTAL CONSUMER STAPLES		732,918,610
ENERGY - 2.4%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	149,101	3,898,991
Oil, Gas & Consumable Fuels - 2.4%
ARC Resources Ltd.	171,827	3,065,895
Cameco Corp.	676,823	33,299,692
Cameco Corp.	61,189	3,010,586
Canadian Natural Resources Ltd.	2,430,020	86,557,417
Cenovus Energy, Inc. (Canada)	154,420	3,035,235
ConocoPhillips Co.	733,754	83,926,783
Diamondback Energy, Inc.	117,607	23,543,745
EOG Resources, Inc.	106,686	13,428,567
Exxon Mobil Corp.	2,825,806	325,306,787
Hess Corp.	340,220	50,189,254
Marathon Petroleum Corp.	302,403	52,460,872
Occidental Petroleum Corp.	509,517	32,114,857
Phillips 66 Co.	83,850	11,837,105
PrairieSky Royalty Ltd.	276,366	5,252,378
Reliance Industries Ltd.	164,882	6,192,532
Sable Offshore Corp. (a)	1,076,300	16,219,841
Shell PLC ADR	292,861	21,138,707
Valero Energy Corp.	444,912	69,744,405
		840,324,658
TOTAL ENERGY		844,223,649
FINANCIALS - 14.5%
Banks - 2.7%
AIB Group PLC	2,086,967	11,032,144
Banco Santander SA (Spain)	3,415,798	15,892,936
Bank of America Corp.	4,163,953	165,600,411
Bank of Ireland Group PLC	676,662	7,078,588
Citigroup, Inc.	766,446	48,638,663
East West Bancorp, Inc.	40,175	2,942,015
First Citizens Bancshares, Inc.	17,689	29,781,377
JPMorgan Chase & Co.	2,069,669	418,611,252
Nu Holdings Ltd. Class A (b)	2,826,995	36,439,966
Royal Bank of Canada	626,130	66,661,185
Starling Bank Ltd. Series D (a)(b)(c)	4,139,223	16,063,443
Wells Fargo & Co.	2,186,337	129,846,554
		948,588,534
Capital Markets - 0.8%
Blackstone, Inc.	86,181	10,669,208
Brookfield Asset Management Ltd.:
Class A	13,381	509,398
Class A (d)	595,497	22,658,661
Brookfield Corp. (Canada) Class A	109,037	4,535,072
Coinbase Global, Inc. (b)	121,561	27,014,501
Goldman Sachs Group, Inc.	76,710	34,697,467
Interactive Brokers Group, Inc.	55,507	6,805,158
KKR & Co. LP	160,587	16,900,176
London Stock Exchange Group PLC	174,803	20,727,857
Moody's Corp.	41,860	17,620,130
Morgan Stanley	817,391	79,442,231
MSCI, Inc.	22,771	10,969,929
Raymond James Financial, Inc.	5,595	691,598
TulCo LLC (a)(b)(c)(f)	1,552	1,096,923
UBS Group AG	1,088,429	32,042,904
		286,381,213
Consumer Finance - 0.5%
American Express Co.	610,560	141,375,168
Capital One Financial Corp.	127,995	17,720,908
Discover Financial Services	108,330	14,170,647
		173,266,723
Financial Services - 8.6%
Berkshire Hathaway, Inc. Class A (b)	3,938	2,411,005,058
Block, Inc. Class A (b)	54,116	3,489,941
Fiserv, Inc. (b)	22,044	3,285,438
MasterCard, Inc. Class A	235,252	103,783,772
PayPal Holdings, Inc. (b)	296,461	17,203,632
Toast, Inc. (b)	123,466	3,181,719
Visa, Inc. Class A	1,924,695	505,174,697
		3,047,124,257
Insurance - 1.9%
American International Group, Inc.	1,443,271	107,148,439
Arthur J. Gallagher & Co.	186,625	48,393,729
Chubb Ltd.	430,220	109,740,518
Fairfax Financial Holdings Ltd. (sub. vtg.)	71,027	80,802,201
Intact Financial Corp.	313,323	52,220,882
Marsh & McLennan Companies, Inc.	330,532	69,649,703
Progressive Corp.	779,494	161,908,699
The Travelers Companies, Inc.	308,339	62,697,652
		692,561,823
TOTAL FINANCIALS		5,147,922,550
HEALTH CARE - 11.6%
Biotechnology - 3.5%
Apogee Therapeutics, Inc.	62,724	2,468,189
Blueprint Medicines Corp. (b)	10,348	1,115,307
Celldex Therapeutics, Inc. (b)	186,594	6,905,844
Dyne Therapeutics, Inc. (b)	100,532	3,547,774
Galapagos NV sponsored ADR (b)	146,876	3,639,587
Incyte Corp. (b)	57,000	3,455,340
Insmed, Inc. (b)	52,112	3,491,504
Janux Therapeutics, Inc. (b)	73,520	3,079,753
Krystal Biotech, Inc. (b)	1,957	359,383
Moderna, Inc. (b)	342,805	40,708,094
Neurocrine Biosciences, Inc. (b)	22,303	3,070,454
Recursion Pharmaceuticals, Inc. Class A (b)(d)	481,654	3,612,405
Regeneron Pharmaceuticals, Inc. (b)	688,134	723,249,478
Sarepta Therapeutics, Inc. (b)	9,719	1,535,602
Vaxcyte, Inc. (b)	159,406	12,036,747
Vertex Pharmaceuticals, Inc. (b)	870,732	408,129,503
Viking Therapeutics, Inc. (b)	52,317	2,773,324
		1,223,178,288
Health Care Equipment & Supplies - 1.3%
Alcon, Inc.	302,018	26,903,763
Boston Scientific Corp. (b)	1,927,776	148,458,030
DexCom, Inc. (b)	122,789	13,921,817
EssilorLuxottica SA	29,690	6,397,457
Intuitive Surgical, Inc. (b)	460,603	204,899,245
Straumann Holding AG	29,208	3,618,288
Stryker Corp.	173,275	58,956,819
The Cooper Companies, Inc.	95,900	8,372,070
		471,527,489
Health Care Providers & Services - 1.8%
Elevance Health, Inc.	36,179	19,603,953
Tenet Healthcare Corp. (b)	143,725	19,119,737
UnitedHealth Group, Inc.	1,202,306	612,286,354
		651,010,044
Life Sciences Tools & Services - 0.2%
Danaher Corp.	115,186	28,779,222
Lonza Group AG	22	12,008
Mettler-Toledo International, Inc. (b)	2,806	3,921,638
Thermo Fisher Scientific, Inc.	22,088	12,214,664
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	203,735	11,178,939
		56,106,471
Pharmaceuticals - 4.8%
Eli Lilly & Co.	1,387,990	1,256,658,386
Intra-Cellular Therapies, Inc. (b)	289,221	19,808,746
Merck & Co., Inc.	2,458,796	304,398,945
Novo Nordisk A/S Series B	387,678	55,470,856
Royalty Pharma PLC	804,913	21,225,556
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	2,368,867	38,494,089
UCB SA	84,816	12,598,634
		1,708,655,212
TOTAL HEALTH CARE		4,110,477,504
INDUSTRIALS - 5.7%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (b)	55,010	16,186,142
General Dynamics Corp.	33,911	9,838,938
General Electric Co.	1,885,233	299,695,490
Howmet Aerospace, Inc.	434,341	33,717,892
Loar Holdings, Inc. (d)	39,442	2,106,597
Lockheed Martin Corp.	3,899	1,821,223
Northrop Grumman Corp.	48,311	21,061,180
Relativity Space, Inc. warrants (a)(b)(c)	24,482	399,057
Rolls-Royce Holdings PLC (b)	4,386,427	25,192,304
Space Exploration Technologies Corp. (a)(b)(c)	502,424	56,271,488
Space Exploration Technologies Corp. Class C (a)(b)(c)	127,720	14,304,640
TransDigm Group, Inc.	64,223	82,051,947
		562,646,898
Air Freight & Logistics - 0.0%
Zipline International, Inc. (a)(b)(c)	87,466	3,669,199
Building Products - 0.3%
Carrier Global Corp.	271,238	17,109,693
The AZEK Co., Inc. Class A, (b)	39,264	1,654,192
Trane Technologies PLC	310,319	102,073,229
		120,837,114
Commercial Services & Supplies - 0.5%
Cintas Corp.	72,496	50,766,049
Clean Harbors, Inc. (b)	165,002	37,315,202
Clean TeQ Water Pty Ltd. (b)(d)	506,362	91,204
GFL Environmental, Inc.	618,001	24,068,633
RB Global, Inc. (d)	87,298	6,666,075
Republic Services, Inc.	124,692	24,232,643
Veralto Corp.	224,798	21,461,465
Waste Connections, Inc. (United States)	38,576	6,764,687
		171,365,958
Construction & Engineering - 0.0%
Centuri Holdings, Inc.	137,552	2,679,513
Electrical Equipment - 1.1%
Eaton Corp. PLC	523,001	163,986,964
Fuji Electric Co. Ltd.	49,484	2,827,545
GE Vernova LLC	672,954	115,418,341
Generac Holdings, Inc. (b)	63,511	8,397,424
Hubbell, Inc.	197,318	72,115,783
Nextracker, Inc. Class A (b)	85,563	4,011,193
nVent Electric PLC	233,952	17,923,063
		384,680,313
Ground Transportation - 0.2%
Canadian Pacific Kansas City Ltd.	333,182	26,239,559
Old Dominion Freight Lines, Inc.	35,909	6,341,529
Uber Technologies, Inc. (b)	604,614	43,943,346
		76,524,434
Industrial Conglomerates - 0.1%
3M Co.	289,875	29,622,326
Machinery - 0.8%
Caterpillar, Inc.	201,368	67,075,681
Deere & Co.	46,455	17,356,982
Indutrade AB	121,940	3,124,720
Ingersoll Rand, Inc.	164,277	14,922,923
Mitsubishi Heavy Industries Ltd.	741,546	7,982,800
PACCAR, Inc.	1,150,630	118,445,852
Parker Hannifin Corp.	76,005	38,444,089
Westinghouse Air Brake Tech Co.	58,915	9,311,516
		276,664,563
Passenger Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	446,229	51,958,905
Professional Services - 0.3%
RELX PLC (London Stock Exchange)	76,552	3,507,528
Thomson Reuters Corp.	181,297	30,560,945
UL Solutions, Inc. Class A	88,669	3,740,945
Verisk Analytics, Inc.	192,848	51,982,178
		89,791,596
Trading Companies & Distributors - 0.7%
Fastenal Co.	38,592	2,425,121
Ferguson PLC	61,687	11,945,688
FTAI Aviation Ltd.	117,970	12,178,043
Itochu Corp.	216,867	10,660,792
Mitsui & Co. Ltd.	279,102	6,365,373
United Rentals, Inc.	78,183	50,563,292
W.W. Grainger, Inc.	150,175	135,493,892
		229,632,201
TOTAL INDUSTRIALS		2,000,073,020
INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 0.8%
Arista Networks, Inc. (b)	760,769	266,634,319
Motorola Solutions, Inc.	53,249	20,556,776
		287,191,095
Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corp. Class A	10,610,127	714,804,256
Fabrinet (b)	31,751	7,772,327
		722,576,583
IT Services - 0.5%
Accenture PLC Class A	227,080	68,898,343
Cloudflare, Inc. (b)	147,264	12,197,877
Gartner, Inc. (b)	37,700	16,929,562
GoDaddy, Inc. (b)	24,614	3,438,822
Okta, Inc. (b)	30,036	2,811,670
Shopify, Inc. Class A (b)	1,024,995	67,738,605
Wix.com Ltd. (b)	11,214	1,783,811
X Holdings Corp. Class A (a)(b)(c)	102,340	2,978,094
		176,776,784
Semiconductors & Semiconductor Equipment - 12.0%
Advanced Micro Devices, Inc. (b)	1,383,574	224,429,539
Advantest Corp.	233,794	9,474,724
Analog Devices, Inc.	232,504	53,071,363
Applied Materials, Inc.	397,854	93,889,565
Arm Holdings Ltd. ADR (d)	101,199	16,558,180
ASML Holding NV (depository receipt)	42,435	43,399,548
Astera Labs, Inc.	64,588	3,908,220
Broadcom, Inc.	155,093	249,006,464
First Solar, Inc. (b)	13,444	3,031,084
KLA Corp.	31,564	26,024,834
Lam Research Corp.	29,124	31,012,691
Micron Technology, Inc.	77,296	10,166,743
Monolithic Power Systems, Inc.	105,513	86,697,922
NVIDIA Corp.	25,606,710	3,163,452,953
Qualcomm, Inc.	651,382	129,742,267
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	611,909	106,355,903
		4,250,222,000
Software - 8.9%
Adobe, Inc. (b)	25,366	14,091,828
ANSYS, Inc. (b)	19,203	6,173,765
Aurora Innovation, Inc. Class A, (b)(d)	584,648	1,619,475
Cadence Design Systems, Inc. (b)	562,880	173,226,320
Check Point Software Technologies Ltd. (b)(d)	106,617	17,591,805
Clear Secure, Inc. (d)	592,361	11,083,074
Constellation Software, Inc.	1,186	3,417,324
CoreWeave, Inc. Class A (c)	23,380	18,200,629
Crowdstrike Holdings, Inc. (b)	133,080	50,994,925
CyberArk Software Ltd. (b)	27,900	7,628,418
Datadog, Inc. Class A (b)	169,993	22,046,392
Fair Isaac Corp. (b)	490	729,443
Figma, Inc. (a)(c)	264,700	6,138,393
HubSpot, Inc. (b)	13,841	8,163,283
Intuit, Inc.	32,071	21,077,382
Microsoft Corp.	5,212,577	2,329,761,290
Monday.com Ltd. (b)	18,189	4,379,184
Oracle Corp.	106,377	15,020,432
Palo Alto Networks, Inc. (b)	71,714	24,311,763
Roper Technologies, Inc.	2,350	1,324,601
Rubrik, Inc. (d)	84,320	2,585,251
Salesforce, Inc.	677,357	174,148,485
Samsara, Inc. (b)	430,009	14,491,303
ServiceNow, Inc. (b)	96,810	76,157,523
Stripe, Inc. Class B (a)(b)(c)	75,100	1,952,600
Synopsys, Inc. (b)	193,980	115,429,739
Tanium, Inc. Class B (a)(b)(c)	449,538	3,812,082
ZenPayroll, Inc. (a)(b)(c)	50,300	1,605,073
Zoom Video Communications, Inc. Class A (b)	185,908	11,003,895
		3,138,165,677
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	5,839,917	1,230,003,319
Dell Technologies, Inc.	276,196	38,090,190
Samsung Electronics Co. Ltd.	231,640	13,679,841
		1,281,773,350
TOTAL INFORMATION TECHNOLOGY		9,856,705,489
MATERIALS - 1.9%
Chemicals - 0.2%
Linde PLC	40,845	17,923,194
Sherwin-Williams Co.	85,374	25,478,163
Westlake Corp.	180,285	26,108,874
		69,510,231
Construction Materials - 0.2%
CRH PLC	257,220	19,286,356
Martin Marietta Materials, Inc.	22,986	12,453,815
Vulcan Materials Co.	100,995	25,115,437
		56,855,608
Containers & Packaging - 0.0%
International Paper Co.	241,188	10,407,262
Metals & Mining - 1.5%
ATI, Inc. (b)	245,293	13,601,497
B2Gold Corp.	7,549,658	20,253,094
Franco-Nevada Corp.	231,316	27,425,500
Freeport-McMoRan, Inc.	2,405,992	116,931,211
High Power Exploration, Inc. (a)(b)(c)	2,010,004	2,653,205
Ivanhoe Electric, Inc. (b)	1,241,104	11,641,556
Ivanhoe Mines Ltd. (b)(d)	12,841,221	165,671,979
Ivanhoe Mines Ltd. (b)(e)	1,332,254	17,188,175
Lundin Gold, Inc.	136,201	2,012,077
Novagold Resources, Inc. (b)	1,539,141	5,389,047
Nucor Corp.	488,600	77,237,888
Orla Mining Ltd. (b)	22,681	87,040
Steel Dynamics, Inc.	454,299	58,831,721
Sunrise Energy Metals Ltd. (b)	649,534	142,990
		519,066,980
TOTAL MATERIALS		655,840,081
UTILITIES - 0.5%
Electric Utilities - 0.5%
Constellation Energy Corp.	750,539	150,310,446
Kansai Electric Power Co., Inc.	224,289	3,766,218
NRG Energy, Inc.	202,202	15,743,448
		169,820,112
Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	24,893	1,751,969
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	278,846	23,975,179
TOTAL UTILITIES		195,547,260
TOTAL COMMON STOCKS (Cost $17,626,514,918)		34,320,207,686

Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	80,736	19,517,121
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (a)(b)(c)	43,228	10,807
Series C (a)(b)(c)	170,098	81,647
Series D (a)(b)(c)	404,900	291,528
		383,982
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	2,700	716,607
Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A (a)(c)	3,132	3,340,779
Series A2 (a)(c)	568	605,863
		3,946,642
TOTAL CONSUMER DISCRETIONARY		5,047,231
CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G (a)(b)(c)	8,352	262,670
Series H (a)(b)(c)	11,788	475,646
		738,316
FINANCIALS - 0.0%
Financial Services - 0.0%
Acrisure Holdings, Inc. Series B (a)(b)(c)	57,282	1,386,797
Circle Internet Financial Ltd.:
Series E (a)(b)(c)	175,323	5,433,260
Series F (a)(b)(c)	118,667	3,677,490
Tenstorrent Holdings, Inc. Series C1 (a)(c)	63,948	4,455,257
		14,952,804
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	486,500	1,488,690
Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E (a)(b)(c)	190,800	2,665,476
Series F (a)(b)(c)	11,519	160,920
Somatus, Inc. Series E (a)(b)(c)	2,766	2,874,980
		5,701,376
TOTAL HEALTH CARE		7,190,066
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.5%
Relativity Space, Inc.:
Series D (a)(b)(c)	207,384	4,058,505
Series E (a)(b)(c)	143,887	3,164,075
Series F (a)(c)	244,823	5,371,417
Space Exploration Technologies Corp.:
Series G (a)(b)(c)	11,832	13,251,840
Series J (a)(c)	79,868	89,452,160
Series N (a)(b)(c)	49,490	55,428,800
		170,726,797
Air Freight & Logistics - 0.1%
Zipline International, Inc.:
Series E (a)(b)(c)	178,019	7,467,897
Series F (a)(b)(c)	286,824	12,032,267
Series G (a)(c)	190,338	7,984,679
		27,484,843
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (a)(b)(c)	47,990	6,018,426
TOTAL INDUSTRIALS		204,230,066
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc. Series C (a)(b)(c)	204,122	418,450
Carbon, Inc.:
Series D (a)(b)(c)	9,678	66,875
Series E (a)(b)(c)	7,351	60,719
Moloco, Inc. Series A (a)(c)	95,881	5,228,391
Nuro, Inc.:
Series C (a)(b)(c)	405,967	1,165,125
Series D (a)(b)(c)	114,603	420,593
Stripe, Inc.:
Series H (a)(b)(c)	29,000	754,000
Series I (a)(b)(c)	321,951	8,370,726
ZenPayroll, Inc.:
Series D (a)(b)(c)	184,203	5,877,918
Series E (a)(b)(c)	28,063	895,490
		23,258,287
MATERIALS - 0.0%
Metals & Mining - 0.0%
High Power Exploration, Inc. Series A (a)(b)(c)	1,289,012	2,822,936
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $207,736,293)		277,756,827

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (a)(c) (Cost $389,358)	389,358	565,222

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (h)	762,386,204	762,538,681
Fidelity Securities Lending Cash Central Fund 5.38% (h)(i)	168,596,439	168,613,299
TOTAL MONEY MARKET FUNDS (Cost $931,150,987)		931,151,980

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $18,765,791,556)	35,529,681,715
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(154,795,223)
NET ASSETS - 100.0%	35,374,886,492

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $475,701,656 or 1.3% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,077,130 or 0.1% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $11,272,496 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acrisure Holdings, Inc. Series B	3/22/21	1,043,678

ASAPP, Inc. Series C	4/30/21	1,346,613

Beta Technologies, Inc. Series B, 6.00%	4/04/22	4,951,128

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	8,846,581

Canva, Inc. Class A	3/18/24	23,253,212

Canva, Inc. Series A	9/22/23	3,340,783

Canva, Inc. Series A2	9/22/23	605,864

Carbon, Inc. Series D	12/15/17	225,990

Carbon, Inc. Series E	3/22/19	205,787

Circle Internet Financial Ltd. Series E	5/11/21	2,845,500

Circle Internet Financial Ltd. Series F	5/09/22	5,000,627

Discord, Inc. Series I	9/15/21	1,486,686

ElevateBio LLC Series C	3/09/21	2,040,868

Epic Games, Inc.	7/13/20 - 7/30/20	8,055,750

Fanatics, Inc. Class A	8/13/20 - 12/15/21	12,844,485

Figma, Inc.	5/15/24	6,139,187

GoBrands, Inc. Series G	3/02/21	2,085,639

GoBrands, Inc. Series H	7/22/21	4,579,527

High Power Exploration, Inc.	6/03/24	2,653,205

High Power Exploration, Inc. Series A	11/15/19 - 3/04/21	6,793,094

Lionsgate Studios Corp.	12/22/23	4,896,990

Lyra Health, Inc. Series E	1/14/21	1,747,079

Lyra Health, Inc. Series F	6/04/21	180,899

Moloco, Inc. Series A	6/26/23	5,752,860

Nuro, Inc. Series C	10/30/20	5,299,737

Nuro, Inc. Series D	10/29/21	2,388,982

Rad Power Bikes, Inc.	1/21/21	1,599,460

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	208,525

Rad Power Bikes, Inc. Series C	1/21/21	820,526

Rad Power Bikes, Inc. Series D	9/17/21	3,880,481

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	389,358

Relativity Space, Inc. Series D	11/20/20	3,095,642

Relativity Space, Inc. Series E	5/27/21	3,285,674

Relativity Space, Inc. Series F	11/14/23	5,549,403

Relativity Space, Inc. warrants	11/14/23	0

Sable Offshore Corp.	1/16/24	10,763,000

Somatus, Inc. Series E	1/31/22	2,413,708

Space Exploration Technologies Corp.	2/16/21 - 4/02/24	44,720,055

Space Exploration Technologies Corp. Class C	4/02/24	12,388,840

Space Exploration Technologies Corp. Series G	9/07/23	9,583,920

Space Exploration Technologies Corp. Series J	9/07/23	64,693,080

Space Exploration Technologies Corp. Series N	8/04/20	13,362,300

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	8,226,276

Stripe, Inc. Class B	5/18/21	3,013,641

Stripe, Inc. Series H	3/15/21	1,163,625

Stripe, Inc. Series I	3/20/23 - 5/12/23	6,482,206

Tanium, Inc. Class B	9/18/20	5,122,575

Tenstorrent Holdings, Inc. Series C1	4/23/21	3,801,992

TulCo LLC	8/24/17 - 9/07/18	651,224

Veterinary Emergency Group LLC Class A	9/16/21 - 11/13/23	8,225,615

X Holdings Corp. Class A	10/25/22	10,234,000

ZenPayroll, Inc.	10/01/21	1,448,054

ZenPayroll, Inc. Series D	7/16/19	2,452,184

ZenPayroll, Inc. Series E	7/13/21	852,984

Zipline International, Inc.	10/12/21	3,148,776

Zipline International, Inc. Series E	12/21/20	5,808,653

Zipline International, Inc. Series F	4/11/23	11,529,493

Zipline International, Inc. Series G	6/07/24	7,983,975

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	1,100,128,067	1,549,987,590	1,887,571,239	22,581,882	(5,737)	-	762,538,681	1.5%
Fidelity Securities Lending Cash Central Fund 5.38%	251,076,876	877,659,319	960,122,896	252,068	-	-	168,613,299	0.7%
Total	1,351,204,943	2,427,646,909	2,847,694,135	22,833,950	(5,737)	-	931,151,980

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	7,173,342,575	7,078,555,361	66,864,093	27,923,121
Consumer Discretionary	3,627,721,300	3,533,932,218	42,210,248	51,578,834
Consumer Staples	733,656,926	695,762,618	37,154,437	739,871
Energy	844,223,649	844,223,649	-	-
Financials	5,162,875,354	5,094,141,391	36,620,793	32,113,170
Health Care	4,117,667,570	4,043,827,709	55,470,856	18,369,005
Industrials	2,204,303,086	1,868,892,294	56,536,342	278,874,450
Information Technology	9,879,963,776	9,812,543,894	9,474,724	57,945,158
Materials	658,663,017	653,186,876	-	5,476,141
Utilities	195,547,260	191,781,042	3,766,218	-

Preferred Securities	565,222	-	-	565,222

Money Market Funds	931,151,980	931,151,980	-	-
Total Investments in Securities:	35,529,681,715	34,747,999,032	308,097,711	473,584,972
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$348,573,502
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	36,777,245
Cost of Purchases	94,116,601
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(5,882,376)
Ending Balance	$473,584,972
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2024	$36,777,245

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $163,630,289) - See accompanying schedule:
Unaffiliated issuers (cost $17,834,640,569)	$34,598,529,735
Fidelity Central Funds (cost $931,150,987)	931,151,980

Total Investment in Securities (cost $18,765,791,556)		$35,529,681,715
Cash		101,677
Foreign currency held at value (cost $266,718)		266,732
Receivable for investments sold		9,727,033
Receivable for fund shares sold		24,460,561
Dividends receivable		8,129,993
Distributions receivable from Fidelity Central Funds		3,139,994
Other receivables		177
Total assets		35,575,507,882
Liabilities
Payable for investments purchased	$1,949,593
Payable for fund shares redeemed	16,571,629
Accrued management fee	13,170,017
Other payables and accrued expenses	316,503
Collateral on securities loaned	168,613,648
Total liabilities		200,621,390
Commitments and contingent liabilities (see Commitments note)
Net Assets		$35,374,886,492
Net Assets consist of:
Paid in capital		$18,921,395,038
Total accumulated earnings (loss)		16,453,491,454
Net Assets		$35,374,886,492
Net Asset Value, offering price and redemption price per share ($35,374,886,492 ÷ 1,223,275,390 shares)		$28.92
Consolidated Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$105,023,224
Income from Fidelity Central Funds (including $252,068 from security lending)		22,833,950
Total income		127,857,174
Expenses
Management fee	$73,652,186
Independent trustees' fees and expenses	67,517
Miscellaneous	156,362
Total expenses before reductions	73,876,065
Expense reductions	(6,152)
Total expenses after reductions		73,869,913
Net Investment income (loss)		53,987,261
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	208,769,134
Redemptions in-kind	261,903,459
Fidelity Central Funds	(5,737)
Foreign currency transactions	(243,207)
Total net realized gain (loss)		470,423,649
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $130,873)	6,783,696,865
Unfunded commitments	315,279
Assets and liabilities in foreign currencies	(45,001)
Total change in net unrealized appreciation (depreciation)		6,783,967,143
Net gain (loss)		7,254,390,792
Net increase (decrease) in net assets resulting from operations		$7,308,378,053
Consolidated Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,987,261	$152,378,140
Net realized gain (loss)	470,423,649	175,763,351
Change in net unrealized appreciation (depreciation)	6,783,967,143	7,196,866,404
Net increase (decrease) in net assets resulting from operations	7,308,378,053	7,525,007,895
Distributions to shareholders	(32,384,986)	(138,038,744)

Share transactions
Proceeds from sales of shares	3,062,315,120	6,872,796,883
Reinvestment of distributions	32,334,795	137,821,339
Cost of shares redeemed	(3,755,383,172)	(4,722,190,787)

Net increase (decrease) in net assets resulting from share transactions	(660,733,257)	2,288,427,435
Total increase (decrease) in net assets	6,615,259,810	9,675,396,586

Net Assets
Beginning of period	28,759,626,682	19,084,230,096
End of period	$35,374,886,492	$28,759,626,682

Other Information
Shares
Sold	116,377,958	339,925,449
Issued in reinvestment of distributions	1,256,712	6,351,213
Redeemed	(142,228,140)	(232,582,425)
Net increase (decrease)	(24,593,470)	113,694,237

Consolidated Financial Highlights
Fidelity® Contrafund® K6

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$23.05	$16.83	$23.34	$18.89	$14.47	$11.08
Income from Investment Operations
Net investment income (loss) A,B	.04	.13	.12	.03	.03	.05
Net realized and unrealized gain (loss)	5.86	6.20	(6.43)	4.53	4.43	3.38
Total from investment operations	5.90	6.33	(6.31)	4.56	4.46	3.43
Distributions from net investment income	(.03)	(.11)	(.11)	(.05)	(.04)	(.04)
Distributions from net realized gain	-	-	(.09)	(.06)	-	-
Total distributions	(.03)	(.11)	(.20)	(.11)	(.04)	(.04)
Net asset value, end of period	$28.92	$23.05	$16.83	$23.34	$18.89	$14.47
Total Return C,D	25.59%	37.67%	(27.12)%	24.14%	30.83%	31.00%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G,H	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45 % G,H	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% G,H	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.33% G,H	.63%	.64%	.12%	.18%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$35,374,886	$28,759,627	$19,084,230	$26,146,630	$17,402,109	$11,849,878
Portfolio turnover rate I	20 % H,J	25% J	38% J	40% J	45% J	39% J

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GProxy expenses are not annualized.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
Fidelity Contrafund K6 (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$473,019,750	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 55.7 / 15.0	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	19.5 - 22.0 / 21.2	Increase
			Enterprise value/Net income multiple (EV/NI)	15.5	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	29.5%	Decrease
			Exit multiple	1.5	Increase
		Book value	Book value multiple	1.0	Increase
		Black scholes	Discount rate	4.3% - 5.1% / 4.4%	Increase
			Volatility	60.0% - 100.0% / 78.0%	Increase
			Term	1.0 - 5.0 / 4.0	Increase
Preferred Securities	$565,222	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	1.6	Increase
		Black scholes	Discount rate	4.7%	Increase
			Volatility	60.0%	Increase
			Term	2.1	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,862,512,479
Gross unrealized depreciation	(155,604,077)
Net unrealized appreciation (depreciation)	$16,706,908,402
Tax cost	$18,822,773,313

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(737,716,482)
Total capital loss carryforward	$(737,716,482)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Contrafund K6	Space Exploration Technologies Corp.	3,068,800	-

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Contrafund K6	12,275,862.03

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Contrafund K6	3,235,433,424	3,158,593,746

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Contrafund K6	18,506,847	261,903,459	496,555,103

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Contrafund K6	2,577,029	70,327,132

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Contrafund K6	36,779,822	396,537,801	806,748,004

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Contrafund K6	43,028,081	787,276,717
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Contrafund K6	38,243

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Contrafund K6	126,823,392	189,365,064	24,521,757

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Contrafund K6	26,855	9,725	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $6,152.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Contrafund K6
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Contrafund K6
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Lipper) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the period ended September 30, 2023 and below the competitive median of the asset size peer group for the period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the similar sales load structure group for the period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the period ended September 30, 2023.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.9883978.107
CONK6-SANN-0824
Fidelity® Contrafund®

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Contrafund®
Consolidated Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 21.8%
Entertainment - 2.3%
Liberty Media Corp. Liberty Formula One Class C	2,755,103	197,927
Liberty Media Corp. Liberty Live Class C	149,278	5,713
Lionsgate Studios Corp. (a)	2,062,963	16,627
Netflix, Inc. (b)	3,847,273	2,596,448
Sea Ltd. ADR Class A (b)	448,700	32,046
Spotify Technology SA (b)	121,000	37,969
The Walt Disney Co.	1,731,947	171,965
Universal Music Group NV	8,583,629	255,348
		3,314,043
Interactive Media & Services - 19.5%
Alphabet, Inc.:
Class A	20,574,673	3,747,677
Class C	17,034,843	3,124,531
Bumble, Inc. (b)	1,947,140	20,464
Epic Games, Inc. (a)(b)(c)	123,700	74,220
Meta Platforms, Inc. Class A	41,213,191	20,780,519
Pinterest, Inc. Class A (b)	964,400	42,501
Reddit, Inc.:
Class A	725,149	46,330
Class B (m)	1,043,950	66,698
		27,902,940
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc.	77,000	13,566
TOTAL COMMUNICATION SERVICES		31,230,549
CONSUMER DISCRETIONARY - 10.9%
Automobiles - 0.2%
BYD Co. Ltd. (H Shares)	991,414	29,444
General Motors Co.	1,929,797	89,658
Hyundai Motor Co. Ltd.	893,860	191,074
Rad Power Bikes, Inc. (a)(b)(c)	2,588,458	647
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	2,698,575	4,183
Toyota Motor Corp.	1,661,059	34,081
		349,087
Broadline Retail - 6.8%
Amazon.com, Inc. (b)	48,088,120	9,293,029
Coupang, Inc. Class A (b)	10,062,912	210,818
Dollarama, Inc.	661,376	60,387
JD.com, Inc. sponsored ADR	985,200	25,458
MercadoLibre, Inc. (b)	94,100	154,644
Pan Pacific International Holdings Ltd.	561,886	13,144
PDD Holdings, Inc. ADR (b)	189,900	25,247
		9,782,727
Diversified Consumer Services - 0.1%
Duolingo, Inc. (b)	423,821	88,439
Hotels, Restaurants & Leisure - 1.4%
Airbnb, Inc. Class A (b)	4,190,991	635,480
Booking Holdings, Inc.	78,130	309,512
Cava Group, Inc. (d)	1,258,323	116,709
Chipotle Mexican Grill, Inc. (b)	5,715,850	358,098
Deliveroo PLC Class A (b)(e)	15,920,815	26,344
Domino's Pizza, Inc.	99,551	51,401
Doordash, Inc. (b)	165,884	18,045
Dutch Bros, Inc. (b)	517,073	21,407
Hilton Worldwide Holdings, Inc.	1,689,659	368,684
Marriott International, Inc. Class A	169,423	40,961
Misa Investments Ltd.	1,220,100	41,410
Restaurant Brands International, Inc.	1,056,024	74,413
		2,062,464
Household Durables - 0.5%
D.R. Horton, Inc.	855,214	120,525
Garmin Ltd.	247,293	40,289
Lennar Corp. Class A	3,033,521	454,634
PulteGroup, Inc.	358,200	39,438
TopBuild Corp. (b)	11,473	4,420
		659,306
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A (b)	385,254	68,514
Dick's Sporting Goods, Inc.	1,062,534	228,285
Fanatics, Inc. Class A (a)(b)(c)	2,461,391	167,252
Fast Retailing Co. Ltd.	221,828	56,109
Gap, Inc.	3,584,103	85,624
Group 1 Automotive, Inc.	5,524	1,642
Industria de Diseno Textil SA	280,943	13,941
O'Reilly Automotive, Inc. (b)	247,583	261,463
Ross Stores, Inc.	429,549	62,422
The Home Depot, Inc.	36,056	12,412
TJX Companies, Inc.	4,407,500	485,266
Williams-Sonoma, Inc.	1,718,725	485,316
		1,928,246
Textiles, Apparel & Luxury Goods - 0.5%
adidas AG	377,284	90,104
Asics Corp. (d)	1,189,200	18,335
Birkenstock Holding PLC	136,504	7,427
Canva, Inc. Class A (a)(c)	88,378	94,269
Crocs, Inc. (b)	307,100	44,818
Deckers Outdoor Corp. (b)	113,703	110,059
lululemon athletica, Inc. (b)	53,895	16,098
On Holding AG (b)(d)	8,233,069	319,443
Prada SpA	1,836,200	13,732
Ralph Lauren Corp. Class A	308,897	54,076
		768,361
TOTAL CONSUMER DISCRETIONARY		15,638,630
CONSUMER STAPLES - 2.0%
Beverages - 0.3%
Kweichow Moutai Co. Ltd. (A Shares)	44,700	9,026
The Coca-Cola Co.	6,404,001	407,615
		416,641
Consumer Staples Distribution & Retail - 1.5%
Alimentation Couche-Tard, Inc. (multi-vtg.)	1,701,352	95,474
Casey's General Stores, Inc.	342,815	130,804
Costco Wholesale Corp.	2,162,477	1,838,084
Walmart, Inc.	1,770,043	119,850
		2,184,212
Food Products - 0.1%
Ajinomoto Co., Inc.	361,100	12,709
Bowery Farming, Inc. (b)(c)	349,177	7
Bowery Farming, Inc. warrants (a)(b)(c)	122,686	2
Mondelez International, Inc.	748,429	48,977
		61,695
Personal Care Products - 0.1%
AMOREPACIFIC Corp.	90,500	10,971
Estee Lauder Companies, Inc. Class A	50,932	5,419
L'Oreal SA	345,600	152,121
		168,511
TOTAL CONSUMER STAPLES		2,831,059
ENERGY - 2.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	614,537	16,070
Oil, Gas & Consumable Fuels - 2.0%
ARC Resources Ltd.	713,000	12,722
Cameco Corp.	250,800	12,340
Cameco Corp.	2,751,325	135,365
Canadian Natural Resources Ltd.	9,664,160	344,238
Cenovus Energy, Inc. (Canada)	640,800	12,595
ConocoPhillips Co.	2,260,857	258,597
Diamondback Energy, Inc.	428,672	85,816
EOG Resources, Inc.	360,770	45,410
Exxon Mobil Corp.	10,079,690	1,160,374
Hess Corp.	818,231	120,705
Marathon Petroleum Corp.	1,223,988	212,337
Occidental Petroleum Corp.	950,334	59,900
Phillips 66 Co.	345,358	48,754
PrairieSky Royalty Ltd.	1,137,135	21,611
Reliance Industries Ltd.	536,039	20,132
Sable Offshore Corp. (a)(f)	4,367,875	65,824
Shell PLC ADR	1,200,800	86,674
Valero Energy Corp.	1,327,862	208,156
		2,911,550
TOTAL ENERGY		2,927,620
FINANCIALS - 15.4%
Banks - 2.6%
AIB Group PLC	8,321,017	43,987
Banco Santander SA (Spain)	12,967,854	60,336
Bank of America Corp.	14,775,201	587,610
Bank of Ireland Group PLC	2,663,524	27,863
Citigroup, Inc.	3,158,767	200,455
East West Bancorp, Inc.	165,848	12,145
First Citizens Bancshares, Inc.	70,660	118,964
JPMorgan Chase & Co.	8,059,469	1,630,108
Nu Holdings Ltd. Class A (b)	11,284,698	145,460
Royal Bank of Canada	2,425,572	258,240
Starling Bank Ltd. Series D (a)(b)(c)	26,724,113	103,711
Wells Fargo & Co.	8,999,059	534,454
		3,723,333
Capital Markets - 0.8%
Blackstone, Inc.	355,440	44,003
Brookfield Asset Management Ltd.:
Class A	54,733	2,084
Class A	2,397,691	91,232
Brookfield Corp. (Canada) Class A	385,439	16,031
Coinbase Global, Inc. (b)	467,964	103,996
Goldman Sachs Group, Inc.	316,072	142,966
Interactive Brokers Group, Inc.	226,900	27,818
KKR & Co. LP	665,847	70,074
London Stock Exchange Group PLC	690,980	81,935
Moody's Corp.	171,278	72,096
Morgan Stanley	2,475,681	240,611
MSCI, Inc.	104,571	50,377
Raymond James Financial, Inc.	23,079	2,853
TulCo LLC (a)(b)(c)(g)	140,771	99,494
UBS Group AG	4,417,958	130,063
		1,175,633
Consumer Finance - 0.5%
American Express Co.	2,410,115	558,062
Capital One Financial Corp.	527,604	73,047
Discover Financial Services	446,079	58,352
		689,461
Financial Services - 9.7%
Berkshire Hathaway, Inc. Class A (b)(d)	18,764	11,488,090
Block, Inc. Class A (b)	225,880	14,567
Fiserv, Inc. (b)	90,300	13,458
MasterCard, Inc. Class A	917,417	404,728
PayPal Holdings, Inc. (b)	1,183,637	68,686
Rapyd Financial Network 2016 Ltd. (a)(b)(c)	340,545	15,447
Toast, Inc. (b)	507,900	13,089
Visa, Inc. Class A	7,442,380	1,953,401
		13,971,466
Insurance - 1.8%
American International Group, Inc.	5,583,894	414,548
Arthur J. Gallagher & Co.	691,773	179,384
Chubb Ltd.	1,676,041	427,525
Fairfax Financial Holdings Ltd. (sub. vtg.)	193,721	220,382
Intact Financial Corp.	1,174,370	195,730
Marsh & McLennan Companies, Inc.	1,265,656	266,699
Progressive Corp.	3,009,055	625,011
The Travelers Companies, Inc.	1,174,464	238,816
		2,568,095
TOTAL FINANCIALS		22,127,988
HEALTH CARE - 11.1%
Biotechnology - 3.3%
Apogee Therapeutics, Inc.	260,262	10,241
Blueprint Medicines Corp. (b)	40,619	4,378
Celldex Therapeutics, Inc. (b)	767,196	28,394
Dyne Therapeutics, Inc. (b)	412,500	14,557
Galapagos NV sponsored ADR (b)	571,772	14,169
Incyte Corp. (b)	230,500	13,973
Insmed, Inc. (b)	213,600	14,311
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(b)(c)	105,983	0
Janux Therapeutics, Inc. (b)	302,523	12,673
Krystal Biotech, Inc. (b)	8,492	1,559
Moderna, Inc. (b)	1,413,340	167,834
Neurocrine Biosciences, Inc. (b)	93,134	12,822
Recursion Pharmaceuticals, Inc. Class A (b)(d)	1,691,778	12,688
Regeneron Pharmaceuticals, Inc. (b)	2,656,503	2,792,064
Sarepta Therapeutics, Inc. (b)	40,253	6,360
Vaxcyte, Inc. (b)	656,213	49,551
Vertex Pharmaceuticals, Inc. (b)	3,383,647	1,585,983
Viking Therapeutics, Inc. (b)	215,103	11,403
		4,752,960
Health Care Equipment & Supplies - 1.3%
Alcon, Inc.	1,250,683	111,411
Boston Scientific Corp. (b)	7,420,036	571,417
DexCom, Inc. (b)	508,020	57,599
EssilorLuxottica SA	122,621	26,422
Intuitive Surgical, Inc. (b)	1,734,295	771,501
Straumann Holding AG	86,566	10,724
Stryker Corp.	674,796	229,599
The Cooper Companies, Inc.	395,837	34,557
		1,813,230
Health Care Providers & Services - 1.8%
Elevance Health, Inc.	148,500	80,466
Tenet Healthcare Corp. (b)	589,126	78,371
UnitedHealth Group, Inc.	4,729,503	2,408,547
		2,567,384
Life Sciences Tools & Services - 0.1%
Danaher Corp.	306,998	76,703
Mettler-Toledo International, Inc. (b)	7,548	10,549
Thermo Fisher Scientific, Inc.	90,264	49,916
Veterinary Emergency Group LLC Class A (a)(b)(c)(g)	1,114,406	61,147
		198,315
Pharmaceuticals - 4.6%
Eli Lilly & Co.	5,274,022	4,774,994
Intra-Cellular Therapies, Inc. (b)	1,179,319	80,772
Merck & Co., Inc.	9,329,118	1,154,945
Novo Nordisk A/S Series B	1,550,941	221,916
Royalty Pharma PLC	2,838,190	74,843
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	9,542,765	155,070
UCB SA	350,900	52,123
		6,514,663
TOTAL HEALTH CARE		15,846,552
INDUSTRIALS - 5.4%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (b)	225,910	66,472
General Dynamics Corp.	135,670	39,363
General Electric Co.	7,284,391	1,158,000
Howmet Aerospace, Inc.	1,792,683	139,166
Loar Holdings, Inc. (d)	163,150	8,714
Lockheed Martin Corp.	28,225	13,184
Northrop Grumman Corp.	56,064	24,441
Relativity Space, Inc. warrants (a)(b)(c)	100,694	1,641
Rolls-Royce Holdings PLC (b)	18,075,856	103,814
Space Exploration Technologies Corp. (a)(b)(c)	3,585,070	401,528
Space Exploration Technologies Corp. Class C (a)(b)(c)	129,910	14,550
TransDigm Group, Inc.	208,880	266,867
		2,237,740
Air Freight & Logistics - 0.0%
Zipline International, Inc. (a)(b)(c)	515,816	21,638
Building Products - 0.3%
Carrier Global Corp.	1,065,381	67,204
The AZEK Co., Inc. Class A, (b)	162,707	6,855
Trane Technologies PLC	1,206,651	396,904
		470,963
Commercial Services & Supplies - 0.5%
Cintas Corp.	270,346	189,312
Clean Harbors, Inc. (b)	655,708	148,288
Clean TeQ Water Pty Ltd. (b)(d)	2,083,150	375
GFL Environmental, Inc.	2,486,018	96,820
RB Global, Inc.	356,500	27,222
Republic Services, Inc.	496,927	96,573
Veralto Corp.	901,864	86,101
Waste Connections, Inc. (United States)	158,954	27,874
		672,565
Construction & Engineering - 0.0%
Centuri Holdings, Inc.	569,870	11,101
Electrical Equipment - 1.1%
Eaton Corp. PLC	2,005,739	628,899
Fuji Electric Co. Ltd.	203,900	11,651
GE Vernova LLC	2,653,097	455,033
Generac Holdings, Inc. (b)	263,392	34,826
Hubbell, Inc.	752,698	275,096
Nextracker, Inc. Class A (b)	357,213	16,746
nVent Electric PLC	927,154	71,029
		1,493,280
Ground Transportation - 0.2%
Canadian Pacific Kansas City Ltd.	1,230,340	96,895
Old Dominion Freight Lines, Inc.	5,130	906
Uber Technologies, Inc. (b)	2,432,830	176,818
		274,619
Industrial Conglomerates - 0.1%
3M Co.	1,194,049	122,020
Machinery - 0.7%
Caterpillar, Inc.	783,178	260,877
Deere & Co.	39,685	14,828
Indutrade AB	400,700	10,268
Ingersoll Rand, Inc.	649,701	59,019
Mitsubishi Heavy Industries Ltd.	3,026,500	32,581
PACCAR, Inc.	4,458,998	459,009
Parker Hannifin Corp.	305,354	154,451
Westinghouse Air Brake Tech Co.	242,500	38,327
		1,029,360
Passenger Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	1,528,108	177,933
Professional Services - 0.2%
RELX PLC (London Stock Exchange)	316,080	14,482
Thomson Reuters Corp.	657,773	110,880
UL Solutions, Inc. Class A	364,100	15,361
Verisk Analytics, Inc.	724,861	195,386
		336,109
Trading Companies & Distributors - 0.6%
Fastenal Co.	148,316	9,320
Ferguson PLC	254,822	49,346
FTAI Aviation Ltd.	482,300	49,788
Itochu Corp.	894,131	43,954
Mitsui & Co. Ltd.	1,148,044	26,183
United Rentals, Inc.	292,806	189,366
W.W. Grainger, Inc.	580,275	523,547
		891,504
TOTAL INDUSTRIALS		7,738,832
INFORMATION TECHNOLOGY - 26.7%
Communications Equipment - 0.8%
Arista Networks, Inc. (b)	2,939,165	1,030,119
Motorola Solutions, Inc.	203,332	78,496
		1,108,615
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp. Class A	40,344,598	2,718,016
Fabrinet (b)	130,537	31,954
		2,749,970
IT Services - 0.4%
Accenture PLC Class A	768,155	233,066
ASAC II LP (a)(b)(c)	39,494,500	6,635
Cloudflare, Inc. (b)	450,421	37,308
Gartner, Inc. (b)	147,886	66,410
GoDaddy, Inc. (b)	100,800	14,083
Okta, Inc. (b)	123,287	11,541
Shopify, Inc. Class A (b)	4,005,086	264,683
Wix.com Ltd. (b)	45,571	7,249
X Holdings Corp. Class A (a)(b)(c)	534,690	15,559
		656,534
Semiconductors & Semiconductor Equipment - 11.4%
Advanced Micro Devices, Inc. (b)	4,812,000	780,555
Advantest Corp.	882,382	35,759
Analog Devices, Inc.	869,246	198,414
Applied Materials, Inc.	1,543,562	364,265
Arm Holdings Ltd. ADR (d)	373,915	61,180
ASML Holding NV (depository receipt)	175,047	179,026
Astera Labs, Inc.	266,456	16,123
Broadcom, Inc.	527,446	846,830
First Solar, Inc. (b)	55,300	12,468
KLA Corp.	130,182	107,336
Lam Research Corp.	116,844	124,421
Micron Technology, Inc.	316,300	41,603
Monolithic Power Systems, Inc.	405,685	333,343
NVIDIA Corp.	100,079,050	12,363,766
Qualcomm, Inc.	2,506,155	499,176
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,402,402	417,561
		16,381,826
Software - 8.8%
Adobe, Inc. (b)	45,066	25,036
ANSYS, Inc. (b)	79,064	25,419
Aurora Innovation, Inc. Class A, (b)(d)	2,420,151	6,704
Cadence Design Systems, Inc. (b)	1,929,574	593,826
Check Point Software Technologies Ltd. (b)	417,853	68,946
Clear Secure, Inc. (d)	2,305,277	43,132
Constellation Software, Inc.	5,000	14,407
CoreWeave, Inc. Class A (c)	96,706	75,283
Crowdstrike Holdings, Inc. (b)	497,515	190,643
CyberArk Software Ltd. (b)	113,000	30,896
Datadog, Inc. Class A (b)	611,220	79,269
Fair Isaac Corp. (b)	938	1,396
Figma, Inc. (a)(c)	1,076,100	24,955
HubSpot, Inc. (b)	47,476	28,001
Intuit, Inc.	110,119	72,371
Microsoft Corp.	21,332,763	9,534,678
Monday.com Ltd. (b)	74,700	17,985
Oracle Corp.	433,600	61,224
Palo Alto Networks, Inc. (b)	235,433	79,814
Roper Technologies, Inc.	5,145	2,900
Rubrik, Inc. (d)	348,500	10,685
Salesforce, Inc.	2,556,809	657,356
Samsara, Inc. (b)	1,731,120	58,339
ServiceNow, Inc. (b)	358,874	282,315
Stripe, Inc. Class B (a)(b)(c)	455,600	11,846
Synopsys, Inc. (b)	759,722	452,080
Tanium, Inc. Class B (a)(b)(c)	6,742,751	57,179
ZenPayroll, Inc. (a)(b)(c)	289,200	9,228
Zoom Video Communications, Inc. Class A (b)	764,299	45,239
		12,561,152
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	21,972,570	4,627,863
Dell Technologies, Inc.	1,112,932	153,484
Samsung Electronics Co. Ltd.	890,650	52,599
		4,833,946
TOTAL INFORMATION TECHNOLOGY		38,292,043
MATERIALS - 1.7%
Chemicals - 0.2%
Linde PLC	162,845	71,458
Sherwin-Williams Co.	300,626	89,716
Westlake Corp.	715,721	103,651
		264,825
Construction Materials - 0.2%
CRH PLC	1,053,565	78,996
Martin Marietta Materials, Inc.	95,675	51,837
Vulcan Materials Co.	408,457	101,575
		232,408
Containers & Packaging - 0.0%
International Paper Co.	987,200	42,598
Metals & Mining - 1.3%
ATI, Inc. (b)	1,007,019	55,839
B2Gold Corp.	25,276,140	67,807
Franco-Nevada Corp.	955,960	113,341
Freeport-McMoRan, Inc.	6,388,930	310,502
High Power Exploration, Inc. (a)(b)(c)	14,027,051	18,516
Ivanhoe Electric, Inc. (b)	4,854,811	45,538
Ivanhoe Mines Ltd. (b)	42,729,882	551,283
Ivanhoe Mines Ltd. (b)(e)	11,916,217	153,738
Lundin Gold, Inc.	553,500	8,177
Novagold Resources, Inc. (b)	5,873,279	20,564
Nucor Corp.	1,814,990	286,914
Orla Mining Ltd. (b)	94,526	363
Steel Dynamics, Inc.	1,708,368	221,234
Sunrise Energy Metals Ltd. (b)	2,491,045	548
		1,854,364
TOTAL MATERIALS		2,394,195
UTILITIES - 0.5%
Electric Utilities - 0.4%
Constellation Energy Corp.	2,902,812	581,346
Kansai Electric Power Co., Inc.	924,054	15,517
NRG Energy, Inc.	833,784	64,918
		661,781
Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	104,684	7,368
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	1,088,038	93,550
TOTAL UTILITIES		762,699
TOTAL COMMON STOCKS (Cost $40,335,979)		139,790,167

Convertible Preferred Stocks - 1.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	653,587	157,998
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (a)(b)(c)	337,463	84
Series C (a)(b)(c)	1,327,879	637
Series D (a)(b)(c)	2,329,100	1,677
		2,398
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	15,500	4,114
Textiles, Apparel & Luxury Goods - 0.0%
Canva, Inc.:
Series A (a)(c)	13,120	13,995
Series A2 (a)(c)	2,380	2,539
		16,534
TOTAL CONSUMER DISCRETIONARY		23,046
CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G (a)(b)(c)	55,517	1,746
Series H (a)(b)(c)	69,898	2,820
		4,566
FINANCIALS - 0.1%
Financial Services - 0.1%
Acrisure Holdings, Inc. Series B (a)(b)(c)	379,681	9,192
Circle Internet Financial Ltd.:
Series E (a)(b)(c)	1,059,433	32,832
Series F (a)(b)(c)	637,828	19,766
Tenstorrent Holdings, Inc. Series C1 (a)(c)	387,402	26,990
		88,780
HEALTH CARE - 0.1%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	3,224,900	9,868
Intarcia Therapeutics, Inc. (a)(b)(c)	2,100,446	0
		9,868
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (a)(b)(c)	35,877,127	60
Lyra Health, Inc.:
Series E (a)(b)(c)	1,478,100	20,649
Series F (a)(b)(c)	69,520	971
Somatus, Inc. Series E (a)(b)(c)	15,253	15,854
		37,534
TOTAL HEALTH CARE		47,402
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.9%
Relativity Space, Inc.:
Series D (a)(b)(c)	1,673,085	32,742
Series E (a)(b)(c)	436,722	9,604
Series F (a)(c)	1,006,942	22,092
Space Exploration Technologies Corp.:
Series G (a)(b)(c)	558,215	625,201
Series H (a)(b)(c)	120,282	134,716
Series N (a)(b)(c)	428,458	479,873
		1,304,228
Air Freight & Logistics - 0.1%
Zipline International, Inc.:
Series E (a)(b)(c)	1,317,166	55,255
Series F (a)(b)(c)	682,143	28,616
Series G (a)(c)	772,245	32,396
		116,267
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (a)(b)(c)	259,581	32,554
TOTAL INDUSTRIALS		1,453,049
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc. Series C (a)(b)(c)	1,300,504	2,666
Carbon, Inc.:
Series D (a)(b)(c)	915,425	6,326
Series E (a)(b)(c)	81,735	675
Moloco, Inc. Series A (a)(c)	419,608	22,881
Nuro, Inc.:
Series C (a)(b)(c)	3,293,118	9,451
Series D (a)(b)(c)	643,113	2,360
Stripe, Inc.:
Series H (a)(b)(c)	190,300	4,948
Series I (a)(b)(c)	2,114,059	54,966
ZenPayroll, Inc.:
Series D (a)(b)(c)	2,436,137	77,737
Series E (a)(b)(c)	167,099	5,332
		187,342
MATERIALS - 0.0%
Metals & Mining - 0.0%
High Power Exploration, Inc. Series A (a)(b)(c)	14,154,085	30,997
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $950,876)		1,993,180

Preferred Securities - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (a)(c)	2,699	3,918
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% (a)(c)(i)(j)	9,273	0
TOTAL PREFERRED SECURITIES (Cost $11,972)		3,918

Money Market Funds - 1.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.38% (k)	1,508,437,208	1,508,739
Fidelity Securities Lending Cash Central Fund 5.38% (k)(l)	189,265,437	189,284
TOTAL MONEY MARKET FUNDS (Cost $1,698,022)		1,698,023

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $42,996,849)	143,485,288
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(211,989)
NET ASSETS - 100.0%	143,273,299

Any values shown as $0 in the Consolidated Schedule of Investments may reflect amounts less than $500.
Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,283,196,000 or 2.3% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $180,082,000 or 0.1% of net assets.

(f)	Affiliated company
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Non-income producing - Security is in default.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
(m)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $66,698 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Acrisure Holdings, Inc. Series B	3/22/21	6,918

ASAC II LP	10/10/13	3,041

ASAPP, Inc. Series C	4/30/21	8,580

Beta Technologies, Inc. Series B, 6.00%	4/04/22	26,781

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	71,616

Canva, Inc. Class A	3/18/24	94,269

Canva, Inc. Series A	9/22/23	13,995

Canva, Inc. Series A2	9/22/23	2,539

Carbon, Inc. Series D	12/15/17	21,376

Carbon, Inc. Series E	3/22/19	2,288

Circle Internet Financial Ltd. Series E	5/11/21	17,195

Circle Internet Financial Ltd. Series F	5/09/22	26,878

Discord, Inc. Series I	9/15/21	8,535

ElevateBio LLC Series C	3/09/21	13,528

Epic Games, Inc.	7/13/20 - 7/30/20	71,128

Fanatics, Inc. Class A	8/13/20 - 12/15/21	82,369

Figma, Inc.	5/15/24	24,958

Get Heal, Inc. Series B	8/17/23	77

GoBrands, Inc. Series G	3/02/21	13,864

GoBrands, Inc. Series H	7/22/21	27,155

High Power Exploration, Inc.	6/03/24	18,516

High Power Exploration, Inc. Series A	11/15/19 - 3/04/21	74,592

Intarcia Therapeutics, Inc.	11/14/12	28,629

Intarcia Therapeutics, Inc. warrants 12/31/24	1/03/20	0

Intarcia Therapeutics, Inc. 6%	1/03/20	9,273

Lionsgate Studios Corp.	12/22/23	19,866

Lyra Health, Inc. Series E	1/14/21	13,534

Lyra Health, Inc. Series F	6/04/21	1,092

Moloco, Inc. Series A	6/26/23	25,176

Nuro, Inc. Series C	10/30/20	42,990

Nuro, Inc. Series D	10/29/21	13,406

Rad Power Bikes, Inc.	1/21/21	12,486

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	1,628

Rad Power Bikes, Inc. Series C	1/21/21	6,405

Rad Power Bikes, Inc. Series D	9/17/21	22,322

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	2,699

Rapyd Financial Network 2016 Ltd.	3/30/21	25,000

Relativity Space, Inc. Series D	11/20/20	24,974

Relativity Space, Inc. Series E	5/27/21	9,973

Relativity Space, Inc. Series F	11/14/23	22,824

Relativity Space, Inc. warrants	11/14/23	0

Sable Offshore Corp.	1/16/24	43,679

Somatus, Inc. Series E	1/31/22	13,310

Space Exploration Technologies Corp.	10/16/15 - 5/24/22	60,159

Space Exploration Technologies Corp. Class C	9/11/17	1,754

Space Exploration Technologies Corp. Series G	1/20/15	43,239

Space Exploration Technologies Corp. Series H	8/04/17	16,238

Space Exploration Technologies Corp. Series N	8/04/20	115,684

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	52,246

Stripe, Inc. Class B	5/18/21	18,282

Stripe, Inc. Series H	3/15/21	7,636

Stripe, Inc. Series I	3/20/23 - 5/12/23	42,565

Tanium, Inc. Class B	4/21/17 - 9/18/20	57,901

Tenstorrent Holdings, Inc. Series C1	4/23/21	23,033

TulCo LLC	8/24/17 - 9/07/18	51,985

Veterinary Emergency Group LLC Class A	9/16/21 - 11/13/23	44,293

X Holdings Corp. Class A	10/25/22	53,469

ZenPayroll, Inc.	10/01/21	8,326

ZenPayroll, Inc. Series D	7/16/19	32,431

ZenPayroll, Inc. Series E	7/13/21	5,079

Zipline International, Inc.	10/12/21	18,569

Zipline International, Inc. Series E	12/21/20	42,978

Zipline International, Inc. Series F	4/11/23	27,420

Zipline International, Inc. Series G	6/07/24	32,393

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	2,624,919	5,644,519	6,760,697	61,473	(2)	-	1,508,739	2.9%
Fidelity Securities Lending Cash Central Fund 5.38%	559,473	1,672,954	2,043,143	455	-	-	189,284	0.8%
Total	3,184,392	7,317,473	8,803,840	61,928	(2)	-	1,698,023

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Sable Offshore Corp.	-	43,679	-	-	-	22,145	65,824
Total	-	43,679	-	-	-	22,145	65,824

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	31,388,547	30,900,981	255,348	232,218
Consumer Discretionary	15,661,676	15,207,225	165,054	289,397
Consumer Staples	2,835,625	2,666,220	164,830	4,575
Energy	2,927,620	2,927,620	-	-
Financials	22,216,768	21,767,065	142,271	307,432
Health Care	15,893,954	15,563,489	221,916	108,549
Industrials	9,191,881	7,066,810	232,665	1,892,406
Information Technology	38,479,385	38,055,599	35,759	388,027
Materials	2,425,192	2,375,679	-	49,513
Utilities	762,699	747,182	15,517	-

Preferred Securities	3,918	-	-	3,918

Money Market Funds	1,698,023	1,698,023	-	-
Total Investments in Securities:	143,485,288	138,975,893	1,233,360	3,276,035
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Industrials
Beginning Balance	$1,628,316
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	231,697
Cost of Purchases	32,393
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$1,892,406
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2024	$231,697
Other Investments in Securities
Beginning Balance	$1,332,063
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(18,007)
Cost of Purchases	137,792
Proceeds of Sales	(33,414)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(34,805)
Ending Balance	$1,383,629
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2024	$(34,195)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $178,994) - See accompanying schedule:
Unaffiliated issuers (cost $41,255,148)	$141,721,441
Fidelity Central Funds (cost $1,698,022)	1,698,023
Other affiliated issuers (cost $43,679)	65,824

Total Investment in Securities (cost $42,996,849)		$143,485,288
Foreign currency held at value (cost $465)		466
Receivable for investments sold		39,463
Receivable for fund shares sold		39,272
Dividends receivable		33,483
Distributions receivable from Fidelity Central Funds		8,076
Other receivables		4,218
Total assets		143,610,266
Liabilities
Payable to custodian bank	$97
Payable for investments purchased	7,975
Payable for fund shares redeemed	55,152
Accrued management fee	78,441
Other payables and accrued expenses	6,200
Collateral on securities loaned	189,102
Total liabilities		336,967
Commitments and contingent liabilities (see Commitments note)
Net Assets		$143,273,299
Net Assets consist of:
Paid in capital		$38,597,738
Total accumulated earnings (loss)		104,675,561
Net Assets		$143,273,299

Net Asset Value and Maximum Offering Price
Contrafund :
Net Asset Value, offering price and redemption price per share ($131,410,234 ÷ 6,506,590 shares)		$20.20
Class K :
Net Asset Value, offering price and redemption price per share ($11,863,065 ÷ 585,363 shares)		$20.27
Consolidated Statement of Operations
Amounts in thousands		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$401,491
Income from Fidelity Central Funds (including $455 from security lending)		61,928
Total income		463,419
Expenses
Management fee
Basic fee	$379,960
Performance adjustment	21,613
Transfer agent fees	22,672
Accounting fees	624
Custodian fees and expenses	491
Independent trustees' fees and expenses	274
Registration fees	457
Audit	102
Legal	58
Miscellaneous	782
Total expenses before reductions	427,033
Expense reductions	(5,444)
Total expenses after reductions		421,589
Net Investment income (loss)		41,830
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $875)	3,696,699
Redemptions in-kind	980,509
Fidelity Central Funds	(2)
Foreign currency transactions	(524)
Total net realized gain (loss)		4,676,682
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $399)	24,911,902
Affiliated issuers	22,145
Unfunded commitments	1,279
Assets and liabilities in foreign currencies	(401)
Total change in net unrealized appreciation (depreciation)		24,934,925
Net gain (loss)		29,611,607
Net increase (decrease) in net assets resulting from operations		$29,653,437
Consolidated Statement of Changes in Net Assets

Amount in thousands	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,830	$600,684
Net realized gain (loss)	4,676,682	3,986,916
Change in net unrealized appreciation (depreciation)	24,934,925	29,562,685
Net increase (decrease) in net assets resulting from operations	29,653,437	34,150,285
Distributions to shareholders	(100,329)	(4,919,432)

Share transactions - net increase (decrease)	(3,139,830)	(3,271,706)
Total increase (decrease) in net assets	26,413,278	25,959,147

Net Assets
Beginning of period	116,860,021	90,900,874
End of period	$143,273,299	$116,860,021

Consolidated Financial Highlights
Fidelity® Contrafund®

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.09	$12.09	$18.76	$16.77	$13.71	$11.01
Income from Investment Operations
Net investment income (loss) A,B	.01	.08	.06	(.05)	(.04)	- C
Net realized and unrealized gain (loss)	4.11	4.61	(5.29)	4.07	4.44	3.27
Total from investment operations	4.12	4.69	(5.23)	4.02	4.40	3.27
Distributions from net investment income	- C	(.08)	(.08)	-	-	-
Distributions from net realized gain	(.01)	(.61)	(1.36)	(2.03)	(1.34)	(.57)
Total distributions	(.01)	(.69)	(1.44)	(2.03)	(1.34)	(.57)
Net asset value, end of period	$20.20	$16.09	$12.09	$18.76	$16.77	$13.71
Total Return D,E	25.63%	39.33%	(28.26)%	24.36%	32.58%	29.98%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.65% H	.42%	.55%	.81%	.86%	.85%
Expenses net of fee waivers, if any	.64 % H	.42%	.54%	.81%	.86%	.85%
Expenses net of all reductions	.64% H	.42%	.54%	.81%	.85%	.85%
Net investment income (loss)	.06% H	.57%	.41%	(.26)%	(.23)%	(.02)%
Supplemental Data
Net assets, end of period (in millions)	$131,410	$106,982	$82,279	$128,577	$113,100	$97,098
Portfolio turnover rate I,J	18 % H	16%	25%	27%	32%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Contrafund® Class K

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$16.15	$12.13	$18.82	$16.81	$13.73	$11.01
Income from Investment Operations
Net investment income (loss) A,B	.01	.09	.07	(.03)	(.02)	.01
Net realized and unrealized gain (loss)	4.13	4.63	(5.31)	4.07	4.44	3.28
Total from investment operations	4.14	4.72	(5.24)	4.04	4.42	3.29
Distributions from net investment income	(.02)	(.09)	(.09)	-	-	-
Distributions from net realized gain	(.01)	(.61)	(1.36)	(2.03)	(1.34)	(.57)
Total distributions	(.02) C	(.70)	(1.45)	(2.03)	(1.34)	(.57)
Net asset value, end of period	$20.27	$16.15	$12.13	$18.82	$16.81	$13.73
Total Return D,E	25.68%	39.47%	(28.22)%	24.42%	32.68%	30.17%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.58% H	.35%	.47%	.74%	.78%	.77%
Expenses net of fee waivers, if any	.57 % H	.34%	.47%	.74%	.78%	.76%
Expenses net of all reductions	.57% H	.34%	.47%	.74%	.78%	.76%
Net investment income (loss)	.13% H	.64%	.48%	(.18)%	(.16)%	.06%
Supplemental Data
Net assets, end of period (in millions)	$11,863	$9,878	$8,622	$16,588	$23,196	$22,626
Portfolio turnover rate I,J	18 % H	16%	25%	27%	32%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IPortfolio turnover rate excludes securities received or delivered in-kind.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended June 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$3,272,117	Recovery value	Recovery value	$0.00 - $0.17 / $0.08	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 55.7 / 12.3	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	19.5 - 22.0 / 21.1	Increase
			Enterprise value/Net income multiple (EV/NI)	15.5	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	29.5%	Decrease
			Exit multiple	1.5	Increase
		Book value	Book value multiple	1.0	Increase
		Black scholes	Discount rate	4.3% - 5.1% / 4.5%	Increase
			Volatility	60.0% - 100.0% / 77.3%	Increase
			Term	1.0 - 5.0 / 3.8	Increase
Preferred Securities	$3,918	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	1.6	Increase
		Black scholes	Discount rate	4.7%	Increase
			Volatility	60.0%	Increase
			Term	2.1	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Contrafund	$4,220

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$100,812,908
Gross unrealized depreciation	(726,959)
Net unrealized appreciation (depreciation)	$100,085,949
Tax cost	$43,399,339

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Contrafund	Space Exploration Technologies Corp.	12,443	-

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Contrafund	160,641.11

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Contrafund	11,707,392	12,556,939

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Contrafund	62,272	980,509	1,145,843

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Contrafund	70,792	598,967	935,466

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Contrafund	21,380	341,440
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Contrafund	.61
Class K	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Contrafund	.60
Class K	.53

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below.

Performance Adjustment Index
Fidelity Contrafund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Contrafund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the entire reporting period, the total annualized performance adjustment was .03%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Contrafund	21,934.1152
Class K	738.0420
	22,672

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Contrafund	.0030

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Contrafund	147

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Contrafund	479,786	687,238	230,619
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Contrafund	114
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Contrafund	47	25	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $18.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $5,426.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
Fidelity Contrafund
Distributions to shareholders
Contrafund	$85,792	$4,485,640
Class K	14,537	433,792
Total	$100,329	$4,919,432
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
Fidelity Contrafund
Contrafund
Shares sold	349,427	340,492	$6,461,893	$4,969,610
Reinvestment of distributions	4,388	281,456	79,113	4,141,294
Shares redeemed	(497,771)	(779,442)	(9,181,516)	(11,096,644)
Net increase (decrease)	(143,956)	(157,494)	$(2,640,510)	$(1,985,740)
Class K
Shares sold	55,809	103,349	$1,021,807	$1,509,223
Reinvestment of distributions	802	29,492	14,513	433,760
Shares redeemed	(83,091)	(231,967)	(1,535,640)	(3,228,949)
Net increase (decrease)	(26,480)	(99,126)	$(499,320)	$(1,285,966)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Contrafund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as performance adjustments, third-party expenses, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Contrafund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if it had been in effect for the 12-month period ended September 30, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended September 30, 2023 and above the competitive median of the asset size peer group for the 12-month period ended September 30, 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for the 12-month period ended September 30, 2023 and below the competitive median of the total expense asset size peer group for the 12-month period ended September 30, 2023. The Board considered that Fidelity believes that management fee comparisons are particularly unhelpful in the context of this fund and that total expense comparisons are more useful. The Board noted that the total expense ratio of the representative class ranked below the competitive median.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the fund's management fee, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level and through a discount that considers both fund size and total assets of the four applicable asset classes. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount factor, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.705711.126
CON-SANN-0824
Fidelity® Series Opportunistic Insights Fund

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Opportunistic Insights Fund
Consolidated Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 19.8%
Entertainment - 3.1%
Liberty Media Corp. Liberty Formula One Class C	234,198	16,824,784
Liberty Media Corp. Liberty Live Class C	9,488	363,106
Lionsgate Studios Corp. (a)	165,588	1,334,639
Netflix, Inc. (b)	388,009	261,859,514
Sea Ltd. ADR Class A (b)	35,000	2,499,700
Spotify Technology SA (b)	9,364	2,938,330
The Walt Disney Co.	135,000	13,404,150
Universal Music Group NV	1,308,753	38,933,124
		338,157,347
Interactive Media & Services - 16.7%
Alphabet, Inc.:
Class A	1,337,312	243,591,381
Class C	1,343,300	246,388,086
Bumble, Inc. (b)	154,490	1,623,690
Epic Games, Inc. (a)(b)(c)	7,100	4,260,000
Meta Platforms, Inc. Class A	2,582,254	1,302,024,108
Pinterest, Inc. Class A (b)	75,600	3,331,692
Reddit, Inc.:
Class A (d)	56,500	3,609,785
Class B (j)	59,496	3,801,199
		1,808,629,941
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc.	5,900	1,039,462
TOTAL COMMUNICATION SERVICES		2,147,826,750
CONSUMER DISCRETIONARY - 10.5%
Automobiles - 0.3%
BYD Co. Ltd. (H Shares)	93,000	2,761,992
General Motors Co.	115,500	5,366,130
Hyundai Motor Co. Ltd.	105,760	22,607,543
Rad Power Bikes, Inc. (a)(b)(c)	145,919	36,480
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	150,652	233,511
Toyota Motor Corp.	132,600	2,720,617
		33,726,273
Broadline Retail - 5.6%
Amazon.com, Inc. (b)	3,009,540	581,593,605
Coupang, Inc. Class A (b)	419,326	8,784,880
Dollarama, Inc.	45,800	4,181,776
JD.com, Inc. sponsored ADR	76,300	1,971,592
MercadoLibre, Inc. (b)	7,700	12,654,180
Pan Pacific International Holdings Ltd.	44,000	1,029,241
PDD Holdings, Inc. ADR (b)	14,600	1,941,070
		612,156,344
Diversified Consumer Services - 0.1%
Duolingo, Inc. (b)	33,604	7,012,147
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (b)	469,600	71,205,448
Booking Holdings, Inc.	6,500	25,749,750
Cava Group, Inc. (d)	101,374	9,402,439
Chipotle Mexican Grill, Inc. (b)	752,700	47,156,655
Deliveroo PLC Class A (b)(e)	189,638	313,795
Domino's Pizza, Inc.	8,000	4,130,640
Doordash, Inc. (b)	12,900	1,403,262
Dutch Bros, Inc. (b)	40,500	1,676,700
Hilton Worldwide Holdings, Inc.	186,413	40,675,317
Marriott International, Inc. Class A	14,700	3,554,019
Misa Investments Ltd.	95,000	3,224,300
Restaurant Brands International, Inc.	88,000	6,200,943
		214,693,268
Household Durables - 0.6%
Blu Investments LLC (a)(b)(c)	21,093,998	6,539
D.R. Horton, Inc.	72,311	10,190,789
Garmin Ltd.	19,738	3,215,715
Lennar Corp. Class A	326,136	48,878,002
PulteGroup, Inc.	28,100	3,093,810
TopBuild Corp. (b)	1,000	385,270
		65,770,125
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A (b)	31,300	5,566,392
Dick's Sporting Goods, Inc.	86,019	18,481,182
Fanatics, Inc. Class A (a)(b)(c)	139,938	9,508,787
Fast Retailing Co. Ltd.	19,000	4,805,883
Gap, Inc.	286,432	6,842,860
Group 1 Automotive, Inc.	300	89,184
Industria de Diseno Textil SA	22,000	1,091,714
O'Reilly Automotive, Inc. (b)	31,346	33,103,257
Ross Stores, Inc.	34,600	5,028,072
TJX Companies, Inc.	458,400	50,469,840
Williams-Sonoma, Inc.	78,514	22,169,998
		157,157,169
Textiles, Apparel & Luxury Goods - 0.5%
adidas AG	29,600	7,069,127
Asics Corp.	93,200	1,436,974
Birkenstock Holding PLC	10,400	565,864
Canva, Inc. Class A (a)(c)	6,900	7,359,954
China Hongxing Sports Ltd. (b)(c)	22,200	0
Crocs, Inc. (b)	24,200	3,531,748
Deckers Outdoor Corp. (b)	13,084	12,664,658
lululemon athletica, Inc. (b)	5,334	1,593,266
On Holding AG (b)	302,700	11,744,760
Prada SpA	143,500	1,073,165
Ralph Lauren Corp. Class A	25,300	4,429,018
		51,468,534
TOTAL CONSUMER DISCRETIONARY		1,141,983,860
CONSUMER STAPLES - 1.6%
Beverages - 0.2%
Kweichow Moutai Co. Ltd. (A Shares)	3,589	724,684
The Coca-Cola Co.	386,350	24,591,178
		25,315,862
Consumer Staples Distribution & Retail - 1.2%
Alimentation Couche-Tard, Inc. (multi-vtg.)	123,600	6,935,983
Casey's General Stores, Inc.	28,623	10,921,392
Costco Wholesale Corp.	127,537	108,405,175
Walmart, Inc.	140,700	9,526,797
		135,789,347
Food Products - 0.1%
Ajinomoto Co., Inc.	28,000	985,466
Bowery Farming, Inc. (b)(c)	20,452	409
Bowery Farming, Inc. warrants (a)(b)(c)	7,186	144
Mondelez International, Inc.	65,700	4,299,408
		5,285,427
Personal Care Products - 0.1%
AMOREPACIFIC Corp.	6,989	847,268
L'Oreal SA	23,628	10,400,232
		11,247,500
TOTAL CONSUMER STAPLES		177,638,136
ENERGY - 1.9%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	48,400	1,265,660
Oil, Gas & Consumable Fuels - 1.9%
Antero Resources Corp. (b)	16,900	551,447
ARC Resources Ltd.	55,700	993,850
Cameco Corp.	19,900	979,108
Cameco Corp.	221,200	10,883,040
Canadian Natural Resources Ltd.	769,800	27,420,309
Cenovus Energy, Inc. (Canada)	50,100	984,751
ConocoPhillips Co.	133,977	15,324,289
Diamondback Energy, Inc.	59,746	11,960,552
Exxon Mobil Corp.	629,300	72,445,016
Marathon Petroleum Corp.	131,900	22,882,012
Phillips 66 Co.	27,100	3,825,707
PrairieSky Royalty Ltd.	95,300	1,811,191
Reliance Industries Ltd.	29,800	1,119,209
Sable Offshore Corp. (a)	352,000	5,304,640
Shell PLC ADR	93,000	6,712,740
Valero Energy Corp.	108,200	16,961,432
		200,159,293
TOTAL ENERGY		201,424,953
FINANCIALS - 13.8%
Banks - 2.9%
AIB Group PLC	664,900	3,514,800
Banco Santander SA (Spain)	1,006,700	4,683,947
Bank of America Corp.	1,552,362	61,737,437
Bank of Ireland Group PLC	225,600	2,360,011
Citigroup, Inc.	253,400	16,080,764
East West Bancorp, Inc.	13,500	988,605
First Citizens Bancshares, Inc.	5,800	9,764,938
JPMorgan Chase & Co.	705,224	142,638,606
Nu Holdings Ltd. Class A (b)	847,400	10,922,986
Royal Bank of Canada	110,300	11,743,134
Starling Bank Ltd. Series D (a)(b)(c)	1,611,012	6,251,994
Wells Fargo & Co.	704,500	41,840,255
		312,527,477
Capital Markets - 0.9%
Blackstone, Inc.	28,500	3,528,300
Brookfield Asset Management Ltd.:
Class A	4,520	172,071
Class A	192,500	7,324,625
Brookfield Corp. (Canada) Class A	34,000	1,414,130
Coinbase Global, Inc. (b)	39,531	8,784,974
Goldman Sachs Group, Inc.	24,900	11,262,768
Interactive Brokers Group, Inc.	17,700	2,170,020
KKR & Co. LP	52,900	5,567,196
London Stock Exchange Group PLC	55,300	6,557,385
Moody's Corp.	13,604	5,726,332
Morgan Stanley	263,100	25,570,689
MSCI, Inc.	7,211	3,473,899
Raymond James Financial, Inc.	1,800	222,498
TulCo LLC (a)(b)(c)(f)	7,549	5,335,482
UBS Group AG	355,110	10,454,293
		97,564,662
Consumer Finance - 0.5%
American Express Co.	188,800	43,716,640
Capital One Financial Corp.	41,300	5,717,985
Discover Financial Services	34,871	4,561,476
		53,996,101
Financial Services - 7.4%
Berkshire Hathaway, Inc. Class A (b)	1,004	614,689,964
Block, Inc. Class A (b)	17,900	1,154,371
Fiserv, Inc. (b)	7,100	1,058,184
MasterCard, Inc. Class A	71,800	31,675,288
PayPal Holdings, Inc. (b)	93,800	5,443,214
Toast, Inc. (b)	40,000	1,030,800
Visa, Inc. Class A	591,400	155,224,758
		810,276,579
Insurance - 2.1%
American International Group, Inc.	449,900	33,400,576
Arthur J. Gallagher & Co.	42,411	10,997,596
Chubb Ltd.	162,868	41,544,369
Fairfax Financial Holdings Ltd. (sub. vtg.)	32,600	37,086,625
Intact Financial Corp.	132,185	22,030,994
Marsh & McLennan Companies, Inc.	91,700	19,323,024
Progressive Corp.	191,000	39,672,610
The Travelers Companies, Inc.	93,908	19,095,253
		223,151,047
TOTAL FINANCIALS		1,497,515,866
HEALTH CARE - 12.3%
Biotechnology - 5.3%
Apogee Therapeutics, Inc.	20,200	794,870
Blueprint Medicines Corp. (b)	3,800	409,564
Celldex Therapeutics, Inc. (b)	60,400	2,235,404
Dyne Therapeutics, Inc. (b)	32,600	1,150,454
Galapagos NV sponsored ADR (b)	35,822	887,669
Incyte Corp. (b)	17,900	1,085,098
Insmed, Inc. (b)	16,900	1,132,300
Janux Therapeutics, Inc. (b)	23,800	996,982
Krystal Biotech, Inc. (b)	800	146,912
Moderna, Inc. (b)	111,100	13,193,125
Neurocrine Biosciences, Inc. (b)	7,500	1,032,525
Recursion Pharmaceuticals, Inc. Class A (b)(d)	141,700	1,062,750
Regeneron Pharmaceuticals, Inc. (b)	262,561	275,959,488
Sarepta Therapeutics, Inc. (b)	3,300	521,400
Vaxcyte, Inc. (b)	53,100	4,009,581
Vertex Pharmaceuticals, Inc. (b)	571,400	267,826,608
Viking Therapeutics, Inc. (b)	16,900	895,869
		573,340,599
Health Care Equipment & Supplies - 1.7%
Alcon, Inc.	97,400	8,676,392
Boston Scientific Corp. (b)	610,700	47,030,007
DexCom, Inc. (b)	39,800	4,512,524
EssilorLuxottica SA	9,503	2,047,660
Intuitive Surgical, Inc. (b)	215,150	95,709,478
Straumann Holding AG	5,653	700,294
Stryker Corp.	55,600	18,917,900
The Cooper Companies, Inc.	30,900	2,697,570
		180,291,825
Health Care Providers & Services - 0.2%
Elevance Health, Inc.	11,700	6,339,762
Tenet Healthcare Corp. (b)	46,502	6,186,161
UnitedHealth Group, Inc.	12,178	6,201,768
		18,727,691
Life Sciences Tools & Services - 0.1%
Danaher Corp.	24,535	6,130,070
Mettler-Toledo International, Inc. (b)	556	777,060
Thermo Fisher Scientific, Inc.	7,260	4,014,780
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	65,157	3,575,165
		14,497,075
Pharmaceuticals - 5.0%
Eli Lilly & Co.	396,052	358,577,560
Intra-Cellular Therapies, Inc. (b)	84,805	5,808,294
Merck & Co., Inc.	1,157,700	143,323,260
Novo Nordisk A/S Series B	127,500	18,243,321
Royalty Pharma PLC	270,242	7,126,282
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	752,325	12,225,281
UCB SA	27,300	4,055,163
		549,359,161
TOTAL HEALTH CARE		1,336,216,351
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (b)	17,900	5,266,896
General Dynamics Corp.	10,700	3,104,498
General Electric Co.	766,937	121,919,975
Howmet Aerospace, Inc.	142,700	11,077,801
Loar Holdings, Inc. (d)	12,700	678,307
Lockheed Martin Corp.	3,200	1,494,720
Relativity Space, Inc. warrants (a)(b)(c)	8,037	131,003
Rolls-Royce Holdings PLC (b)	1,410,400	8,100,266
Space Exploration Technologies Corp. (a)(b)(c)	212,910	23,845,920
Space Exploration Technologies Corp. Class C (a)(b)(c)	7,830	876,960
TransDigm Group, Inc.	17,400	22,230,414
		198,726,760
Air Freight & Logistics - 0.0%
Zipline International, Inc. (a)(b)(c)	28,830	1,209,419
Building Products - 0.7%
Carrier Global Corp.	89,200	5,626,736
The AZEK Co., Inc. Class A, (b)	12,700	535,051
Trane Technologies PLC	209,500	68,910,835
		75,072,622
Commercial Services & Supplies - 0.6%
Cintas Corp.	26,931	18,858,702
Clean Harbors, Inc. (b)	99,575	22,518,886
Clean TeQ Water Pty Ltd. (b)(d)	2,653	478
GFL Environmental, Inc.	199,200	7,758,032
RB Global, Inc.	27,900	2,130,444
Republic Services, Inc.	40,800	7,929,072
Veralto Corp.	74,951	7,155,572
Waste Connections, Inc. (United States)	12,700	2,227,072
		68,578,258
Construction & Engineering - 0.0%
Centuri Holdings, Inc.	44,397	864,854
Electrical Equipment - 2.2%
Eaton Corp. PLC	412,713	129,406,161
Fuji Electric Co. Ltd.	15,900	908,535
GE Vernova LLC	256,834	44,049,599
Generac Holdings, Inc. (b)	21,200	2,803,064
Hubbell, Inc.	139,156	50,858,735
Nextracker, Inc. Class A (b)	29,100	1,364,208
nVent Electric PLC	81,300	6,228,393
		235,618,695
Ground Transportation - 0.3%
Canadian Pacific Kansas City Ltd.	156,300	12,309,318
Old Dominion Freight Lines, Inc.	3,800	671,080
Uber Technologies, Inc. (b)	204,700	14,877,596
		27,857,994
Industrial Conglomerates - 0.1%
3M Co.	93,200	9,524,108
Machinery - 0.7%
Caterpillar, Inc.	47,400	15,788,940
Indutrade AB	34,800	891,752
Ingersoll Rand, Inc.	52,100	4,732,764
Mitsubishi Heavy Industries Ltd.	235,000	2,529,793
PACCAR, Inc.	347,990	35,822,091
Parker Hannifin Corp.	25,800	13,049,898
Westinghouse Air Brake Tech Co.	18,900	2,987,145
		75,802,383
Passenger Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR	282,500	32,894,300
Professional Services - 0.2%
RELX PLC (London Stock Exchange)	24,779	1,135,346
Thomson Reuters Corp.	53,291	8,983,179
UL Solutions, Inc. Class A	28,700	1,210,853
Verisk Analytics, Inc.	61,100	16,469,505
		27,798,883
Trading Companies & Distributors - 0.9%
Fastenal Co.	12,400	779,216
Ferguson PLC	20,000	3,873,000
FTAI Aviation Ltd.	38,000	3,922,740
Itochu Corp.	70,300	3,455,822
Mitsui & Co. Ltd.	90,400	2,061,719
United Rentals, Inc.	64,300	41,584,739
W.W. Grainger, Inc.	48,419	43,685,559
		99,362,795
TOTAL INDUSTRIALS		853,311,071
INFORMATION TECHNOLOGY - 28.0%
Communications Equipment - 1.2%
Arista Networks, Inc. (b)	336,849	118,058,838
Motorola Solutions, Inc.	17,200	6,640,060
		124,698,898
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp. Class A	2,976,662	200,537,719
Fabrinet (b)	10,400	2,545,816
		203,083,535
IT Services - 0.5%
Accenture PLC Class A	57,529	17,454,874
ASAC II LP (a)(b)(c)	2,013,117	338,204
Cloudflare, Inc. (b)	20,930	1,733,632
Gartner, Inc. (b)	13,013	5,843,618
GoDaddy, Inc. (b)	8,000	1,117,680
Okta, Inc. (b)	9,700	908,017
Shopify, Inc. Class A (b)	326,268	21,561,997
Wix.com Ltd. (b)	3,635	578,219
X Holdings Corp. Class A (a)(b)(c)	32,510	946,041
		50,482,282
Semiconductors & Semiconductor Equipment - 12.9%
Advanced Micro Devices, Inc. (b)	433,353	70,294,190
Advantest Corp.	78,000	3,161,024
Analog Devices, Inc.	68,500	15,635,810
Applied Materials, Inc.	124,700	29,427,953
Arm Holdings Ltd. ADR (d)	29,110	4,762,978
ASML Holding NV (depository receipt)	14,000	14,318,220
Astera Labs, Inc.	21,000	1,270,710
Broadcom, Inc.	44,400	71,285,532
First Solar, Inc. (b)	4,400	992,024
KLA Corp.	10,100	8,327,551
Lam Research Corp.	9,200	9,796,620
Micron Technology, Inc.	24,500	3,222,485
Monolithic Power Systems, Inc.	41,932	34,454,686
NVIDIA Corp.	8,716,800	1,076,873,472
Qualcomm, Inc.	164,100	32,685,438
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	158,700	27,583,647
		1,404,092,340
Software - 8.6%
Adobe, Inc. (b)	8,466	4,703,202
ANSYS, Inc. (b)	6,200	1,993,300
Cadence Design Systems, Inc. (b)	425,162	130,843,606
Check Point Software Technologies Ltd. (b)	25,700	4,240,500
Clear Secure, Inc. (d)	170,318	3,186,650
Constellation Software, Inc.	400	1,152,554
CoreWeave, Inc. Class A (c)	7,760	6,040,927
Crowdstrike Holdings, Inc. (b)	39,300	15,059,367
CyberArk Software Ltd. (b)	8,800	2,406,096
Datadog, Inc. Class A (b)	48,607	6,303,842
Fair Isaac Corp. (b)	200	297,732
Figma, Inc. (a)(c)	84,800	1,966,512
HubSpot, Inc. (b)	4,969	2,930,667
Intuit, Inc.	10,483	6,889,532
Magic Leap, Inc.:
Class A (a)(b)(c)	72,297	1
warrants (a)(b)(c)	39,573	0
Microsoft Corp.	1,380,349	616,946,986
Monday.com Ltd. (b)	5,900	1,420,484
Oracle Corp.	33,500	4,730,200
Palo Alto Networks, Inc. (b)	23,600	8,000,636
Roper Technologies, Inc.	700	394,562
Rubrik, Inc. (d)	27,000	827,820
Salesforce, Inc.	175,294	45,068,087
Samsara, Inc. (b)	139,969	4,716,955
ServiceNow, Inc. (b)	29,500	23,206,765
Stripe, Inc. Class B (a)(b)(c)	26,700	694,200
Synopsys, Inc. (b)	63,930	38,042,186
Tanium, Inc. Class B (a)(b)(c)	408,212	3,461,638
Zoom Video Communications, Inc. Class A (b)	60,200	3,563,238
		939,088,245
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	1,434,100	302,050,142
Dell Technologies, Inc.	93,619	12,910,996
Samsung Electronics Co. Ltd.	71,700	4,234,349
		319,195,487
TOTAL INFORMATION TECHNOLOGY		3,040,640,787
MATERIALS - 1.5%
Chemicals - 0.2%
Linde PLC	13,200	5,792,292
Sherwin-Williams Co.	23,691	7,070,105
Westlake Corp.	99,952	14,475,049
		27,337,446
Construction Materials - 0.2%
CRH PLC	84,300	6,320,814
Martin Marietta Materials, Inc.	7,600	4,117,680
Vulcan Materials Co.	33,200	8,256,176
		18,694,670
Containers & Packaging - 0.0%
International Paper Co.	77,400	3,339,810
Metals & Mining - 1.1%
ATI, Inc. (b)	79,650	4,416,593
B2Gold Corp.	322,433	864,975
Franco-Nevada Corp.	75,217	8,917,947
Freeport-McMoRan, Inc.	631,300	30,681,180
Ivanhoe Electric, Inc. (b)	327,100	3,068,198
Ivanhoe Mines Ltd. (b)	3,572,189	46,086,865
Lundin Gold, Inc.	42,800	632,278
Novagold Resources, Inc. (b)	420,034	1,470,679
Nucor Corp.	23,473	3,710,612
Orla Mining Ltd. (b)	1,620,700	6,219,564
Steel Dynamics, Inc.	86,340	11,181,030
		117,249,921
TOTAL MATERIALS		166,621,847
UTILITIES - 0.5%
Electric Utilities - 0.4%
Constellation Energy Corp.	216,348	43,328,014
Kansai Electric Power Co., Inc.	75,000	1,259,386
NRG Energy, Inc.	65,400	5,092,044
		49,679,444
Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	7,800	548,964
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.	87,100	7,488,858
TOTAL UTILITIES		57,717,266
TOTAL COMMON STOCKS (Cost $4,132,254,842)		10,620,896,887

Convertible Preferred Stocks - 1.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	37,932	9,169,682
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (a)(b)(c)	19,024	4,756
Series C (a)(b)(c)	74,857	35,931
Series D (a)(b)(c)	127,700	91,944
		132,631
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	800	212,328
TOTAL CONSUMER DISCRETIONARY		344,959
CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc.:
Series G (a)(b)(c)	3,340	105,043
Series H (a)(b)(c)	3,970	160,190
		265,233
FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd.:
Series E (a)(b)(c)	61,811	1,915,523
Series F (a)(b)(c)	38,025	1,178,395
Tenstorrent Holdings, Inc. Series C1 (a)(c)	23,737	1,653,757
		4,747,675
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	194,500	595,170
Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E (a)(b)(c)	79,800	1,114,806
Series F (a)(b)(c)	4,099	57,263
Somatus, Inc. Series E (a)(b)(c)	842	875,175
		2,047,244
TOTAL HEALTH CARE		2,642,414
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.8%
Relativity Space, Inc.:
Series E (a)(b)(c)	125,290	2,755,127
Series F (a)(c)	80,375	1,763,428
Space Exploration Technologies Corp.:
Series G (a)(b)(c)	36,460	40,835,200
Series H (a)(b)(c)	7,256	8,126,720
Series N (a)(b)(c)	24,552	27,498,240
		80,978,715
Air Freight & Logistics - 0.1%
Zipline International, Inc.:
Series E (a)(b)(c)	66,084	2,772,224
Series F (a)(b)(c)	129,467	5,431,141
Series G (a)(c)	59,655	2,502,527
		10,705,892
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series B, 6.00% (a)(b)(c)	15,787	1,979,848
TOTAL INDUSTRIALS		93,664,455
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Magic Leap, Inc. Series AA (a)(b)(c)	275,569	3
Moloco, Inc. Series A (a)(c)	35,442	1,932,652
Nuro, Inc.:
Series C (a)(b)(c)	190,290	546,132
Series D (a)(b)(c)	36,736	134,821
Stripe, Inc.:
Series H (a)(b)(c)	11,500	299,000
Series I (a)(b)(c)	128,075	3,329,950
		6,242,558
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $54,792,709)		117,076,976

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (a)(c) (Cost $150,652)	150,652	218,698

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (h)	284,517,043	284,573,946
Fidelity Securities Lending Cash Central Fund 5.38% (h)(i)	15,249,563	15,251,088
TOTAL MONEY MARKET FUNDS (Cost $299,825,034)		299,825,034

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $4,487,023,237)	11,038,017,595
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(162,536,853)
NET ASSETS - 100.0%	10,875,480,742

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $193,972,907 or 1.8% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $313,795 or 0.0% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $3,801,199 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ASAC II LP	10/10/13	155,030

Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,628,745

Blu Investments LLC	5/21/20	36,484

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	4,156,368

Canva, Inc. Class A	3/18/24	7,359,962

Circle Internet Financial Ltd. Series E	5/11/21	1,003,200

Circle Internet Financial Ltd. Series F	5/09/22	1,602,374

Discord, Inc. Series I	9/15/21	440,500

ElevateBio LLC Series C	3/09/21	815,928

Epic Games, Inc.	7/13/20 - 7/30/20	4,082,500

Fanatics, Inc. Class A	8/13/20 - 12/15/21	4,645,244

Figma, Inc.	5/15/24	1,966,766

GoBrands, Inc. Series G	3/02/21	834,056

GoBrands, Inc. Series H	7/22/21	1,542,308

Lionsgate Studios Corp.	12/22/23	1,594,612

Lyra Health, Inc. Series E	1/14/21	730,697

Lyra Health, Inc. Series F	6/04/21	64,372

Magic Leap, Inc. Class A	10/17/14 - 10/06/17	35,136,389

Magic Leap, Inc. Series AA	7/07/20	4,756,362

Magic Leap, Inc. warrants	7/07/20	0

Moloco, Inc. Series A	6/26/23	2,126,520

Nuro, Inc. Series C	10/30/20	2,484,160

Nuro, Inc. Series D	10/29/21	765,788

Rad Power Bikes, Inc.	1/21/21	703,890

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	91,769

Rad Power Bikes, Inc. Series C	1/21/21	361,098

Rad Power Bikes, Inc. Series D	9/17/21	1,223,851

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	150,652

Relativity Space, Inc. Series E	5/27/21	2,861,010

Relativity Space, Inc. Series F	11/14/23	1,821,860

Relativity Space, Inc. warrants	11/14/23	0

Sable Offshore Corp.	1/16/24	3,520,000

Somatus, Inc. Series E	1/31/22	734,759

Space Exploration Technologies Corp.	10/16/15 - 2/16/21	3,185,238

Space Exploration Technologies Corp. Class C	9/11/17	105,705

Space Exploration Technologies Corp. Series G	1/20/15	2,824,191

Space Exploration Technologies Corp. Series H	8/04/17	979,560

Space Exploration Technologies Corp. Series N	8/04/20	6,629,040

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	3,151,959

Stripe, Inc. Class B	5/18/21	1,071,428

Stripe, Inc. Series H	3/15/21	461,438

Stripe, Inc. Series I	3/20/23 - 5/12/23	2,578,680

Tanium, Inc. Class B	4/21/17 - 9/18/20	3,439,433

Tenstorrent Holdings, Inc. Series C1	4/23/21	1,411,288

TulCo LLC	8/24/17 - 12/14/17	2,643,700

Veterinary Emergency Group LLC Class A	9/16/21 - 11/13/23	2,650,269

X Holdings Corp. Class A	10/25/22	3,251,000

Zipline International, Inc.	10/12/21	1,037,880

Zipline International, Inc. Series E	12/21/20	2,156,281

Zipline International, Inc. Series F	4/11/23	5,204,198

Zipline International, Inc. Series G	6/07/24	2,502,307

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	252,115,689	1,220,523,422	1,188,064,497	6,417,545	(668)	-	284,573,946	0.5%
Fidelity Securities Lending Cash Central Fund 5.38%	29,369,645	86,920,392	101,038,949	37,628	-	-	15,251,088	0.1%
Total	281,485,334	1,307,443,814	1,289,103,446	6,455,173	(668)	-	299,825,034

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,156,996,432	2,104,633,626	38,933,124	13,429,682
Consumer Discretionary	1,142,328,819	1,110,992,168	13,846,421	17,490,230
Consumer Staples	177,903,369	166,251,885	11,385,698	265,786
Energy	201,424,953	201,424,953	-	-
Financials	1,502,263,541	1,474,687,058	11,241,332	16,335,151
Health Care	1,338,858,765	1,314,397,865	18,243,321	6,217,579
Industrials	946,975,526	809,056,288	18,191,481	119,727,757
Information Technology	3,046,883,345	3,024,032,240	3,161,024	19,690,081
Materials	166,621,847	166,621,847	-	-
Utilities	57,717,266	56,457,880	1,259,386	-

Preferred Securities	218,698	-	-	218,698

Money Market Funds	299,825,034	299,825,034	-	-
Total Investments in Securities:	11,038,017,595	10,728,380,844	116,261,787	193,374,964
The following is a reconciliation of consolidated  Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Industrials
Beginning Balance	$102,933,952
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	14,291,498
Cost of Purchases	2,502,307
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$119,727,757
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2024	$14,291,498
Other Investments in Securities
Beginning Balance	$66,089,885
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	2,263,968
Cost of Purchases	9,372,646
Proceeds of Sales	(2,095,695)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(1,983,597)
Ending Balance	$73,647,207
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2024	$1,248,720

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $14,812,591) - See accompanying schedule:
Unaffiliated issuers (cost $4,187,198,203)	$10,738,192,561
Fidelity Central Funds (cost $299,825,034)	299,825,034

Total Investment in Securities (cost $4,487,023,237)		$11,038,017,595
Foreign currency held at value (cost $27,971)		28,160
Receivable for investments sold		84,112,407
Receivable for fund shares sold		104,247
Dividends receivable		2,928,396
Distributions receivable from Fidelity Central Funds		818,404
Total assets		11,126,009,209
Liabilities
Payable to custodian bank	$9,026
Payable for investments purchased	608,212
Payable for fund shares redeemed	234,542,935
Other payables and accrued expenses	120,184
Collateral on securities loaned	15,248,110
Total liabilities		250,528,467
Commitments and contingent liabilities (see Commitments note)
Net Assets		$10,875,480,742
Net Assets consist of:
Paid in capital		$3,910,901,518
Total accumulated earnings (loss)		6,964,579,224
Net Assets		$10,875,480,742
Net Asset Value, offering price and redemption price per share ($10,875,480,742 ÷ 455,282,492 shares)		$23.89
Consolidated Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Dividends		$32,973,233
Income from Fidelity Central Funds (including $37,628 from security lending)		6,455,173
Total income		39,428,406
Expenses
Custodian fees and expenses	$73,266
Independent trustees' fees and expenses	21,678
Miscellaneous	54
Total expenses before reductions	94,998
Expense reductions	(1,755)
Total expenses after reductions		93,243
Net Investment income (loss)		39,335,163
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $78,546)	431,885,769
Fidelity Central Funds	(668)
Foreign currency transactions	(68,627)
Total net realized gain (loss)		431,816,474
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $50,450)	1,955,200,268
Unfunded commitments	102,665
Assets and liabilities in foreign currencies	(17,957)
Total change in net unrealized appreciation (depreciation)		1,955,284,976
Net gain (loss)		2,387,101,450
Net increase (decrease) in net assets resulting from operations		$2,426,436,613
Consolidated Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,335,163	$102,703,707
Net realized gain (loss)	431,816,474	(9,905,289)
Change in net unrealized appreciation (depreciation)	1,955,284,976	2,422,989,554
Net increase (decrease) in net assets resulting from operations	2,426,436,613	2,515,787,972
Distributions to shareholders	-	(95,371,154)

Share transactions
Proceeds from sales of shares	655,925,204	874,791,955
Reinvestment of distributions	-	95,371,154
Cost of shares redeemed	(1,592,140,294)	(2,073,553,948)

Net increase (decrease) in net assets resulting from share transactions	(936,215,090)	(1,103,390,839)
Total increase (decrease) in net assets	1,490,221,523	1,317,025,979

Net Assets
Beginning of period	9,385,259,219	8,068,233,240
End of period	$10,875,480,742	$9,385,259,219

Other Information
Shares
Sold	31,261,023	53,382,549
Issued in reinvestment of distributions	-	5,254,609
Redeemed	(73,708,362)	(124,634,354)
Net increase (decrease)	(42,447,339)	(65,997,196)

Consolidated Financial Highlights
Fidelity® Series Opportunistic Insights Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$18.86	$14.31	$20.74	$20.25	$18.10	$15.18
Income from Investment Operations
Net investment income (loss) A,B	.08	.19	.20	.14	.12	.15
Net realized and unrealized gain (loss)	4.95	4.55	(5.44)	4.79	5.36	4.43
Total from investment operations	5.03	4.74	(5.24)	4.93	5.48	4.58
Distributions from net investment income	-	(.19)	(.18)	(.20)	(.16)	(.15)
Distributions from net realized gain	-	-	(1.00)	(4.24)	(3.18)	(1.51)
Total distributions	-	(.19)	(1.19) C	(4.44)	(3.33) C	(1.66)
Net asset value, end of period	$23.89	$18.86	$14.31	$20.74	$20.25	$18.10
Total Return D,E	26.67%	33.20%	(25.73)%	24.81%	31.18%	30.53%
Ratios to Average Net Assets A,F,G
Expenses before reductions H	-% I,J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I,J	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I,J	-%	-%	-%	-%	-%
Net investment income (loss)	.75% I,J	1.17%	1.23%	.61%	.61%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$10,875,481	$9,385,259	$8,068,233	$8,020,606	$7,673,290	$6,899,733
Portfolio turnover rate K	19 % J	29%	36%	43%	33%	27% L

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IProxy expenses are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
Fidelity Series Opportunistic Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Equities	$193,156,266	Recovery value	Recovery value	$0.00 - $0.17 / $0.08	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 55.7 / 14.7	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	19.5 - 22.0 / 21.1	Increase
			Enterprise value/Net income multiple (EV/NI)	15.5	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	29.5%	Decrease
			Exit multiple	1.5	Increase
		Black scholes	Discount rate	4.3% - 5.1% / 4.4%	Increase
			Volatility	60.0% - 100.0% / 78.3%	Increase
			Term	1.0 - 5.0 / 4.0	Increase
Preferred Securities	$218,698	Recovery value	Recovery value	$0.00	Increase
		Market comparable	Enterprise value/Revenue multiple (EV/R)	1.6	Increase
		Black scholes	Discount rate	4.7%	Increase
			Volatility	60.0%	Increase
			Term	2.1	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,606,154,437
Gross unrealized depreciation	(82,150,202)
Net unrealized appreciation (depreciation)	$6,524,004,235
Tax cost	$4,514,013,360

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(25,037,847)
Long-term	-
Total capital loss carryforward	$(25,037,847)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity Series Opportunistic Insights Fund	Space Exploration Technologies Corp.	963,200	-

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Series Opportunistic Insights Fund	8,910,647.08

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Opportunistic Insights Fund	965,725,162	1,759,086,529

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Opportunistic Insights Fund	17,158

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Series Opportunistic Insights Fund	37,129,831	95,282,922	29,099,443

Sub-Advisory Arrangement. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Opportunistic Insights Fund	3,886	-	-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,755.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Series Opportunistic Insights Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board further considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.
Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Opportunistic Insights Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to expansion of Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through April 30, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; (vii) the variable management fee implemented for certain funds effective March 1, 2024; and (viii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2025.

1.951055.111
O1T-SANN-0824

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Contrafund’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2024